As filed with the Securities and Exchange Commission on July 13, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265
(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (98.38%)

Basic Materials (2.54%)
Air Products & Chemicals Inc	1,615	230,364
Alcoa Inc	7,435	68,922
CF Industries Holdings Inc	1,795	49,650
Dow Chemical Co/The	6,895	354,127
EI du Pont de Nemours & Co	6,896	451,067
Eastman Chemical Co	1,048	76,881
Ecolab Inc	1,937	227,094
FMC Corp	1,102	52,334
Freeport-McMoRan Inc	6,887	76,308
Ingevity Corp*	166	4,837
International Flavors & Fragrances Inc	683	88,107
International Paper Co	3,175	133,858
LyondellBasell Industries NV	2,971	241,721
Monsanto Co	3,626	407,815
Newmont Mining Corp	3,766	122,056
Nucor Corp	2,404	116,618
Olin Corp	4,701	108,170
PPG Industries Inc	2,102	226,343
Praxair Inc	2,168	238,176
Sherwin-Williams Co/The	628	182,805
Mosaic Co/The	2,068	52,176
United States Steel Corp	1,093	15,816
Total Basic Materials		3,525,245

Communications (12.67%)
Alphabet Inc*	2,080	1,557,608
Alphabet Inc*	2,085	1,533,976
Amazon.com Inc*	2,799	2,023,089
AT&T Inc	46,086	1,804,267
Cablevision Systems Corp	1,680	58,262
CBS Corp	3,433	189,502
CenturyLink Inc	4,581	124,237
Cisco Systems Inc	39,132	1,136,785
Comcast Corp	19,068	1,207,004
Discovery Communications Inc*	1,878	50,274
Discovery Communications Inc*	1,878	52,302
eBay Inc*	8,321	203,532
Expedia Inc	689	76,644
F5 Networks Inc*	602	66,340
Facebook Inc*	15,753	1,871,614
Frontier Communications Corp	7,522	38,889
Juniper Networks Inc	2,718	63,628
Level 3 Communications Inc*	2,152	116,100
Motorola Solutions Inc	1,430	99,056
Netflix Inc*	2,891	296,530
News Corp	3,745	44,790
Omnicom Group Inc	1,982	165,160
Scripps Networks Interactive Inc	635	40,856
Symantec Corp	5,172	89,786
TEGNA Inc	1,702	39,078
Interpublic Group of Cos Inc/The	3,241	77,460
Priceline Group Inc/The*	361	456,423
Time Warner Inc	6,232	471,513
TripAdvisor Inc*	850	57,579
Twenty-First Century Fox Inc	13,721	396,262
VeriSign Inc*	1,159	99,048
Verizon Communications Inc	31,159	1,585,993
Viacom Inc	2,740	121,574
Walt Disney Co/The	11,733	1,164,148
Yahoo! Inc*	6,533	247,862
Total Communications		17,627,171

Consumer, Cyclical (10.14%)
Advance Auto Parts Inc	548	84,304
American Airlines Group Inc	5,382	171,740
AutoNation Inc*	284	14,325
AutoZone Inc*	275	209,605
Bed Bath & Beyond Inc	1,720	76,970
Best Buy Co Inc	1,956	62,925
BorgWarner Inc	1,664	56,626
CarMax Inc*	1,689	90,632
Carnival Corp	3,334	159,165
Chipotle Mexican Grill Inc*	234	103,419
Coach Inc	2,156	84,990
Costco Wholesale Corp	3,160	470,113
CVS Health Corp	8,444	814,424
DR Horton Inc	2,495	76,247
Darden Restaurants Inc	933	63,285
Delphi Automotive PLC	2,173	147,677
Delta Air Lines Inc	6,380	277,275
Dollar General Corp	1,932	173,687
Dollar Tree Inc*	1,907	172,660
Fastenal Co	2,014	92,704
Ford Motor Co	27,615	372,526
Fossil Group Inc*	377	10,507
GameStop Corp	908	26,423
General Motors Co	10,151	317,523
Genuine Parts Co	1,170	113,396
Goodyear Tire & Rubber Co/The	1,847	51,661
Hanesbrands Inc	3,007	81,399
Harley-Davidson Inc	1,765	81,878
Harman International Industries Inc	529	41,389
Hasbro Inc	950	82,926
Home Depot Inc/The	9,889	1,306,535
Interval Leisure Group Inc	615	8,830
Johnson Controls Inc	5,136	226,754
Kohl's Corp	1,587	57,195
L Brands Inc	1,787	122,499
Leggett & Platt Inc	1,017	51,114
Lennar Corp	1,300	59,241
Lowe's Cos Inc	7,300	584,949
Macy's Inc	2,961	98,335
Marriott International Inc/MD	1,935	127,787
Mattel Inc	2,508	79,955
McDonald's Corp	7,400	903,244
Michael Kors Holdings Ltd*	1,328	56,732
Mohawk Industries Inc*	459	90,281
Newell Brands Inc	2,365	112,787
NIKE Inc	10,668	589,087
Nordstrom Inc	1,123	42,652
O'Reilly Automotive Inc*	874	231,112
PACCAR Inc	2,601	145,006
PulteGroup Inc	2,804	52,603
PVH Corp	574	53,841
Ralph Lauren Corp	449	42,354
Ross Stores Inc	3,322	177,395
Royal Caribbean Cruises Ltd	1,236	95,654
Signet Jewelers Ltd	600	59,382
Southwest Airlines Co	5,662	240,522
Staples Inc	5,524	48,611
Starbucks Corp	10,948	600,936
Starwood Hotels & Resorts Worldwide Inc	1,427	104,785
Target Corp	4,818	331,382
Gap Inc/The	2,194	39,470
TJX Cos Inc/The	5,416	412,266
Tiffany & Co	950	58,862
Tractor Supply Co	1,050	100,905
Under Armour Inc*	1,210	45,653
Under Armour Inc*	1,210	42,314
Urban Outfitters Inc*	803	22,910
VF Corp	2,588	161,284
WW Grainger Inc	441	100,702
Walgreens Boots Alliance Inc	6,346	491,180
Wal-Mart Stores Inc	11,851	838,814
Whirlpool Corp	570	99,533
Wyndham Worldwide Corp	1,139	76,757
Wynn Resorts Ltd	526	50,591
Yum! Brands Inc	3,354	275,330
Total Consumer, Cyclical		14,100,532

Consumer, Non-Cyclical (23.85%)
Abbott Laboratories	11,424	452,733
AbbVie Inc	11,424	718,912
Aetna Inc	2,841	321,686
Alexion Pharmaceuticals Inc*	1,383	208,695
Allergan plc*	2,930	690,748
Altria Group Inc	14,863	945,881
AmerisourceBergen Corp	1,565	117,344
Amgen Inc	5,671	895,734
Anthem Inc	2,002	264,584
Archer-Daniels-Midland Co	4,902	209,659
Automatic Data Processing Inc	3,564	313,062
Avery Dennison Corp	891	66,273
Baxalta Inc	4,195	189,750
Baxter International Inc	3,880	167,461
Becton Dickinson and Co	1,588	264,323
Biogen Inc*	1,739	503,840
Boston Scientific Corp*	11,526	261,755
Bristol-Myers Squibb Co	12,265	879,401
Brown-Forman Corp	1,081	106,014
Campbell Soup Co	1,449	87,766
Cardinal Health Inc	2,511	198,243
Celgene Corp*	6,007	633,859
Cigna Corp	2,081	266,597
Cintas Corp	801	75,935
Clorox Co/The	943	121,213
Coca-Cola Co/The	28,487	1,270,520
Coca-Cola European Partners PLC	2,036	79,261
Colgate-Palmolive Co	6,558	461,749
ConAgra Foods Inc	2,987	136,506
Constellation Brands Inc	1,083	165,861
CR Bard Inc	610	133,614
Danaher Corp	4,166	409,768
DaVita HealthCare Partners Inc*	1,224	94,640
DENTSPLY SIRONA Inc	1,160	72,106
Dr Pepper Snapple Group Inc	1,620	148,068
Edwards Lifesciences Corp*	1,716	169,026
Eli Lilly & Co	7,419	556,648
Endo International PLC*	1,332	21,059
Equifax Inc	870	109,385
Express Scripts Holding Co*	5,454	412,050
General Mills Inc	4,683	293,999
Gilead Sciences Inc	11,004	958,008
H&R Block Inc	1,994	42,592
HCA Holdings Inc*	2,209	172,346
Henry Schein Inc*	628	109,102
Hormel Foods Corp	2,128	73,224
Humana Inc	1,191	205,459
Intuitive Surgical Inc*	285	180,892
JM Smucker Co/The	823	106,290
Johnson & Johnson	20,958	2,361,757
Kellogg Co	1,816	135,056
Kimberly-Clark Corp	2,926	371,719
Kroger Co/The	8,014	286,581
Laboratory Corp of America Holdings*	705	90,205
Mallinckrodt PLC*	874	55,377
McCormick & Co Inc/MD	975	94,643
McKesson Corp	1,736	317,931
Mead Johnson Nutrition Co	1,560	128,357
Medtronic PLC	10,936	880,129
Merck & Co Inc	21,298	1,198,225
Molson Coors Brewing Co	1,200	119,016
Mondelez International Inc	12,847	571,563
Monster Beverage Corp*	1,129	169,350
Moody's Corp	1,498	147,763
Mylan NV*	3,101	134,397
Nielsen Holdings PLC	1,879	100,320
Patterson Cos Inc	758	36,998
PayPal Holdings Inc*	8,321	314,451
PepsiCo Inc	11,411	1,154,451
Perrigo Co PLC	677	64,884
Pfizer Inc	45,992	1,595,922
Philip Morris International Inc	11,608	1,145,477
Quanta Services Inc*	1,601	38,472
Quest Diagnostics Inc	1,168	90,135
Regeneron Pharmaceuticals Inc*	562	224,199
Reynolds American Inc	6,726	334,282
Robert Half International Inc	1,032	42,921
S&P Global Inc	2,019	225,744
St Jude Medical Inc	2,310	181,012
Stryker Corp	2,155	239,550
Sysco Corp	4,516	217,265
Tenet Healthcare Corp*	766	22,168
Estee Lauder Cos Inc/The	1,800	165,204
Hershey Co/The	1,114	103,435
Kraft Heinz Co/The	4,282	356,220
Procter & Gamble Co/The	20,266	1,642,357
Thermo Fisher Scientific Inc	2,658	403,405
Total System Services Inc	1,190	63,903
Tyson Foods Inc	2,328	148,480
United Rentals Inc*	724	50,441
UnitedHealth Group Inc	7,156	956,543
Universal Health Services Inc	683	92,109
Varian Medical Systems Inc*	875	72,441
Vertex Pharmaceuticals Inc*	1,731	161,243
Western Union Co/The	4,688	91,182
Whole Foods Market Inc	2,358	76,281
Zimmer Biomet Holdings Inc	1,338	163,383
Zoetis Inc	3,718	176,308
Total Consumer, Non-Cyclical		33,156,896

Energy (6.94%)
Anadarko Petroleum Corp	3,750	194,475
Apache Corp	2,792	159,535
Baker Hughes Inc	3,384	156,950
Cabot Oil & Gas Corp	3,164	75,841
California Resources Corp	551	838
Chesapeake Energy Corp*	3,818	16,379
Chevron Corp (c)	14,364	1,450,764
Cimarex Energy Co	657	76,396
Columbia Pipeline Group Inc	2,050	52,357
ConocoPhillips	8,936	391,307
CONSOL Energy Inc	1,500	23,040
Devon Energy Corp	2,767	99,861
Diamond Offshore Drilling Inc	576	14,872
Ensco PLC	1,707	16,882
EOG Resources Inc	3,850	313,236
EQT Corp	1,085	79,476
Exxon Mobil Corp (c)	31,478	2,802,172
First Solar Inc*	370	18,371
FMC Technologies Inc*	1,793	48,823
Halliburton Co	6,883	290,325
Helmerich & Payne Inc	805	49,226
Hess Corp	1,823	109,252
Kinder Morgan Inc/DE	12,787	231,189
Marathon Oil Corp	5,187	67,794
Marathon Petroleum Corp	4,098	142,733
Murphy Oil Corp	1,357	41,945
National Oilwell Varco Inc	3,192	105,176
Newfield Exploration Co*	988	40,281
Noble Energy Inc	2,616	93,522
Occidental Petroleum Corp	5,892	444,492
ONEOK Inc	1,546	66,865
Phillips 66	4,078	327,708
Pioneer Natural Resources Co	880	141,082
Range Resources Corp	1,202	51,193
Schlumberger Ltd	11,025	841,208
Southwestern Energy Co*	2,561	35,009
Spectra Energy Corp	4,856	154,712
Tesoro Corp	1,028	80,266
Transocean Ltd	2,519	24,661
Valero Energy Corp	4,032	220,550
Williams Cos Inc/The	4,450	98,612
Total Energy		9,649,376

Financial (16.57%)
Affiliated Managers Group Inc*	409	70,970
Aflac Inc	3,445	239,290
Alliance Data Systems Corp*	400	88,876
Allstate Corp/The	3,124	210,901
American Express Co	6,577	432,504
American International Group Inc	10,299	596,106
American Tower Corp	2,860	302,531
Ameriprise Financial Inc	1,369	139,186
Aon PLC	2,362	258,096
Apartment Investment & Management Co	1,070	45,636
Assurant Inc	596	52,084
AvalonBay Communities Inc	686	123,398
Bank of America Corp	77,978	1,153,295
Bank of New York Mellon Corp/The	8,692	365,586
BB&T Corp	5,247	190,833
Berkshire Hathaway Inc*	13,493	1,896,306
BlackRock Inc	941	342,383
Boston Properties Inc	1,078	135,429
Capital One Financial Corp	4,021	294,498
CBRE Group Inc*	2,058	61,431
Charles Schwab Corp/The	7,272	222,378
Chubb Ltd	3,685	466,558
Cincinnati Financial Corp	1,179	81,469
Citigroup Inc	22,616	1,053,227
CME Group Inc/IL	2,250	220,253
Comerica Inc	1,331	62,690
Crown Castle International Corp	2,156	195,786
Discover Financial Services	3,788	215,196
E*TRADE Financial Corp*	1,181	32,938
Equinix Inc	434	157,108
Equity Residential	2,164	149,770
Essex Property Trust Inc	463	105,207
Fifth Third Bancorp	6,069	114,522
Four Corners Property Trust Inc	425	8,262
Franklin Resources Inc	3,105	115,972
General Growth Properties Inc	4,119	110,678
Genworth Financial Inc*	3,728	13,794
Goldman Sachs Group Inc/The	3,040	484,819
HCP Inc	3,020	99,267
Host Hotels & Resorts Inc	5,173	79,664
Huntington Bancshares Inc/OH	5,456	57,015
Intercontinental Exchange Inc	849	230,181
Invesco Ltd	3,410	107,074
Iron Mountain Inc	1,369	50,297
JPMorgan Chase & Co	27,735	1,810,263
KeyCorp	6,704	85,945
Kimco Realty Corp	2,994	84,371
Legg Mason Inc	743	25,634
Leucadia National Corp	1,447	26,191
Lincoln National Corp	2,305	105,684
Loews Corp	2,394	96,909
M&T Bank Corp	1,180	141,010
Marsh & McLennan Cos Inc	4,025	265,932
MasterCard Inc	7,325	702,468
MetLife Inc	7,704	350,917
Morgan Stanley	10,374	283,936
Nasdaq Inc	1,127	74,393
Navient Corp	3,621	49,644
Northern Trust Corp	1,610	119,301
People's United Financial Inc	2,887	45,846
Principal Financial Group Inc	2,041	90,947
Progressive Corp/The	4,123	137,296
Prologis Inc	3,315	157,562
Prudential Financial Inc	3,541	280,624
Public Storage	1,035	262,590
Realty Income Corp	1,688	101,432
Regions Financial Corp	9,066	89,119
Simon Property Group Inc	2,175	429,867
SL Green Realty Corp	740	75,006
State Street Corp	3,093	195,045
SunTrust Banks Inc	3,809	166,910
T Rowe Price Group Inc	1,965	151,423
Hartford Financial Services Group Inc/The	2,922	131,987
Macerich Co/The	1,011	77,160
PNC Financial Services Group Inc/The	3,945	354,024
Torchmark Corp	1,176	72,477
Travelers Cos Inc/The	2,411	275,192
US Bancorp	13,884	594,513
Unum Group	2,266	83,661
Ventas Inc	2,081	138,033
Visa Inc	14,557	1,149,128
Vornado Realty Trust	1,244	118,827
Wells Fargo & Co	35,184	1,784,532
Welltower Inc	1,873	129,068
Weyerhaeuser Co	5,770	181,755
XL Group PLC	2,249	77,253
Zions Bancorporation	1,054	29,533
Total Financial		23,036,872

Industrial (9.79%)
3M Co	4,679	787,569
Agilent Technologies Inc	2,633	120,828
Allegion PLC	703	47,551
AMETEK Inc	1,816	86,841
Amphenol Corp	2,372	139,284
Ball Corp	1,134	81,988
Boeing Co/The	4,978	627,974
Caterpillar Inc	4,752	344,567
CH Robinson Worldwide Inc	1,280	95,974
Corning Inc	9,540	199,291
CSX Corp	7,645	202,057
Cummins Inc	1,302	149,040
Deere & Co	2,547	209,593
Dover Corp	1,334	89,045
Eaton Corp PLC	3,484	214,719
Emerson Electric Co	5,336	277,579
Expeditors International of Washington Inc	1,549	75,204
FedEx Corp	2,148	354,356
FLIR Systems Inc	1,158	36,072
Flowserve Corp	1,128	54,291
Fluor Corp	1,298	68,508
Garmin Ltd	806	34,271
General Dynamics Corp	2,440	346,163
General Electric Co	75,529	2,283,241
Harris Corp	833	65,615
Honeywell International Inc	5,633	641,204
Illinois Tool Works Inc	2,619	277,693
Ingersoll-Rand PLC	2,109	140,902
JB Hunt Transport Services Inc	690	57,077
Jacobs Engineering Group Inc*	962	48,764
Joy Global Inc	784	13,352
Kansas City Southern	811	75,504
L-3 Communications Holdings Inc	719	98,654
Lockheed Martin Corp	1,981	467,971
Martin Marietta Materials Inc	463	87,526
Masco Corp	2,627	85,745
Norfolk Southern Corp	2,398	201,576
Northrop Grumman Corp	1,488	316,453
Owens-Illinois Inc*	1,395	26,366
Parker-Hannifin Corp	1,096	125,865
Pentair PLC	1,542	92,890
PerkinElmer Inc	1,021	55,900
Raytheon Co	2,443	316,784
Republic Services Inc	2,203	106,361
Rockwell Automation Inc	1,085	125,914
Rockwell Collins Inc	1,079	95,384
Roper Technologies Inc	694	118,730
Ryder System Inc	477	33,209
Sealed Air Corp	1,582	73,468
Snap-on Inc	424	68,612
Stanley Black & Decker Inc	1,237	140,004
Stericycle Inc*	642	62,910
TE Connectivity Ltd	3,236	194,160
Textron Inc	2,069	78,746
Tyco International Plc	3,464	147,636
Union Pacific Corp	6,613	556,748
United Parcel Service Inc	5,289	545,243
United Technologies Corp	6,172	620,780
Vulcan Materials Co	956	111,613
Waste Management Inc	3,352	204,304
Waters Corp*	682	93,809
WestRock Co	996	39,452
Xylem Inc/NY	1,498	66,901
Total Industrial		13,605,831

Technology (12.86%)
Accenture PLC	4,670	555,590
Adobe Systems Inc*	3,587	356,799
Akamai Technologies Inc*	1,400	76,412
Analog Devices Inc	2,227	130,280
Apple Inc (c)	43,710	4,364,881
Applied Materials Inc	9,105	222,344
Autodesk Inc*	1,669	97,253
Broadcom Ltd	1,963	303,009
CA Inc	2,646	85,519
Cerner Corp*	2,120	117,893
Citrix Systems Inc*	1,348	114,472
Cognizant Technology Solutions Corp*	4,408	270,828
Computer Sciences Corp	1,256	61,795
CSRA Inc	1,256	31,111
Electronic Arts Inc*	2,629	201,776
EMC Corp/MA	14,917	416,930
Fidelity National Information Services Inc	1,851	137,474
Fiserv Inc*	2,114	222,668
Hewlett Packard Enterprise Co	14,359	265,211
HP Inc	14,359	192,123
Intel Corp	36,299	1,146,685
International Business Machines Corp	6,898	1,060,499
Intuit Inc	2,031	216,626
Lam Research Corp	1,341	111,048
Linear Technology Corp	1,694	80,160
Microchip Technology Inc	1,401	72,404
Micron Technology Inc*	6,485	82,489
Microsoft Corp	61,563	3,262,838
NetApp Inc	2,586	66,021
NVIDIA Corp	4,572	213,604
Oracle Corp	24,056	967,051
Paychex Inc	2,454	133,056
Pitney Bowes Inc	1,820	33,907
Qorvo Inc*	1,120	57,086
QUALCOMM Inc	12,533	688,312
Red Hat Inc*	1,433	111,000
salesforce.com Inc*	3,760	314,750
Seagate Technology PLC	2,601	58,679
Skyworks Solutions Inc	1,431	95,534
Teradata Corp*	1,256	35,595
Texas Instruments Inc	8,319	504,131
Dun & Bradstreet Corp/The	396	50,252
Western Digital Corp	2,053	95,527
Xerox Corp	10,310	102,791
Xilinx Inc	2,112	100,088
Total Technology		17,884,501

Utilities (3.02%)
AES Corp/VA	4,674	51,835
AGL Resources Inc	850	55,930
Ameren Corp	1,808	89,586
American Electric Power Co Inc	3,645	235,941
CenterPoint Energy Inc	2,979	67,117
CMS Energy Corp	2,062	86,233
Consolidated Edison Inc	2,227	163,150
Dominion Resources Inc/VA	4,251	307,135
DTE Energy Co	1,258	114,075
Duke Energy Corp	5,180	405,231
Edison International	2,433	174,276
Entergy Corp	1,304	99,000
Eversource Energy	2,274	125,616
Exelon Corp	6,183	211,891
FirstEnergy Corp	3,123	102,466
NextEra Energy Inc	3,154	378,858
NiSource Inc	2,050	48,913
NRG Energy Inc	1,956	32,039
PG&E Corp	2,830	170,026
Pinnacle West Capital Corp	806	59,314
PPL Corp	4,208	162,176
Public Service Enterprise Group Inc	3,861	172,780
SCANA Corp	845	59,074
Sempra Energy	1,653	177,069
Southern Co/The	6,412	317,008
TECO Energy Inc	1,498	41,255
WEC Energy Group Inc	2,388	143,614
Xcel Energy Inc	3,728	154,227
Total Utilities		4,205,835

Total Common Stock (Cost $62,707,411)		136,792,259

U.S. Treasury Bills (0.58%)	Par Value
TREASURY BILL 0% 6/2/2016	800,000	799,988
Total U.S. Treasury Bills		799,988

Right/Warrant (0.00%)
Safeway, Inc. CVR-Non Tradeable**	1,746	85
Safeway, Inc. CVR-Non Tradeable**	1,746	1,772
Total Right/Warrant (Cost $2,009)		1,857

Total Investments (Cost $63,509,408) (a) (98.96%)		137,594,104
Other Net Assets (1.04%)		1,448,496
Net Assets (100.00%)		139,042,600

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At May 31, 2016, the fair value was $1,857, or 0.00% of net assets.

(a) Aggregate cost for federal income tax purpose is $63,971,412.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	77,259,323
Unrealized depreciation	(3,636,631)
Net unrealized appreciation	73,622,692

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2016:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
22 / JUNE 2016 / Long / CME	2,257,396	2,304,390	46,994

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (99.63%)

Basic Materials (4.99%)
Albemarle Corp	10,773	845,681
Ashland Inc	6,113	692,970
Cabot Corp	6,690	305,800
Carpenter Technology Corp	4,953	158,694
Commercial Metals Co	12,146	208,547
Compass Minerals International Inc	3,460	269,707
Domtar Corp	6,701	258,927
Minerals Technologies Inc	3,557	204,883
NewMarket Corp	1,020	413,100
Olin Corp	8,099	186,358
PolyOne Corp	8,709	326,326
Reliance Steel & Aluminum Co	7,479	556,064
RPM International Inc	12,787	641,780
Sensient Technologies Corp	4,970	339,053
Steel Dynamics Inc	23,032	568,660
Valspar Corp/The	7,303	791,061
Worthington Industries Inc	5,239	195,729
Total Basic Materials		6,963,340

Communications (2.27%)
AMC Networks Inc*	5,664	362,156
Cable One Inc	421	206,286
Ciena Corp*	11,260	196,600
FactSet Research Systems Inc	3,719	591,581
InterDigital Inc/PA	3,831	223,347
John Wiley & Sons Inc	4,836	260,564
Meredith Corp	3,759	186,071
NeuStar Inc*	5,782	136,166
Plantronics Inc	4,417	196,645
Polycom Inc*	14,123	169,476
Telephone & Data Systems Inc	10,202	293,716
New York Times Co/The	14,132	170,856
Time Inc	11,230	178,220
Total Communications		3,171,684

Consumer, Cyclical (12.96%)
American Eagle Outfitters Inc	18,564	290,341
Ascena Retail Group Inc*	17,057	123,152
Big Lots Inc	5,120	267,776
Brinker International Inc	6,088	273,777
Brunswick Corp/DE	8,905	426,282
Buffalo Wild Wings Inc*	1,802	261,993
Cabela's Inc*	4,908	238,332
Carter's Inc	5,068	509,536
Casey's General Stores Inc	3,675	441,772
Cheesecake Factory Inc/The	4,749	236,833
Chico's FAS Inc	15,751	170,898
Cinemark Holdings Inc	9,976	360,932
Copart Inc*	10,892	539,263
Cracker Barrel Old Country Store Inc	2,273	344,314
CST Brands Inc	6,833	259,176
Dana Holding Corp	16,229	195,073
Deckers Outdoor Corp*	3,569	187,694
Dick's Sporting Goods Inc	9,398	403,174
Domino's Pizza Inc	5,269	636,917
DreamWorks Animation SKG Inc*	7,419	298,541
Dunkin' Brands Group Inc	9,507	411,558
Foot Locker Inc	14,074	787,018
Guess? Inc	6,504	102,568
Herman Miller Inc	6,124	193,886
HNI Corp	4,649	214,179
HSN Inc	3,343	175,073
Ingram Micro Inc	14,938	517,303
International Speedway Corp	2,678	88,588
Jack in the Box Inc	3,547	302,204
JC Penney Co Inc*	31,426	244,809
JetBlue Airways Corp*	23,748	425,802
Kate Spade & Co*	12,177	266,189
KB Home	8,723	121,599
LKQ Corp*	29,031	960,055
MDC Holdings Inc	3,741	86,941
MSC Industrial Direct Co Inc	4,839	362,683
Newell Brands Inc	14,775	704,604
NVR Inc*	385	667,204
Office Depot Inc*	46,441	166,259
Panera Bread Co*	2,454	537,794
Polaris Industries Inc	5,852	497,537
Scotts Miracle-Gro Co/The	4,332	301,074
Skechers U.S.A. Inc*	11,700	364,689
Tempur Sealy International Inc*	6,278	365,505
Thor Industries Inc	4,449	289,185
Toll Brothers Inc*	15,510	452,117
Tupperware Brands Corp	4,825	272,999
Vista Outdoor Inc*	6,584	330,385
Watsco Inc	2,811	377,321
Wendy's Co/The	28,361	291,551
Williams-Sonoma Inc (c)	8,204	435,140
World Fuel Services Corp	6,903	317,331
Total Consumer, Cyclical		18,096,926

Consumer, Non-Cyclical (16.23%)
Aaron's Inc	6,634	166,513
Akorn Inc*	7,128	213,056
Align Technology Inc*	6,922	545,661
Bio-Rad Laboratories Inc*	2,113	314,520
Bio-Techne Corp	3,629	398,755
Boston Beer Co Inc/The*	851	132,245
Catalent Inc*	9,318	262,022
CEB Inc	3,477	221,694
Centene Corp*	16,041	1,000,154
Charles River Laboratories International Inc*	4,812	413,495
Community Health Systems Inc*	11,140	149,722
Dean Foods Co	9,667	176,713
Deluxe Corp	5,133	334,312
DENTSPLY SIRONA Inc	9,622	598,104
DeVry Education Group Inc	5,910	106,971
Edgewell Personal Care Co*	5,949	472,529
Flowers Foods Inc	17,698	331,838
FTI Consulting Inc*	4,461	186,693
Gartner Inc*	8,719	886,025
Global Payments Inc	12,958	1,006,705
Graham Holdings Co	421	209,637
Halyard Health Inc*	4,818	149,792
Hill-Rom Holdings Inc	5,915	290,604
Hologic Inc*	24,014	826,322
IDEXX Laboratories Inc*	9,136	800,040
Ingredion Inc	6,884	808,250
Lancaster Colony Corp	2,001	242,581
LifePoint Health Inc*	4,653	308,447
Live Nation Entertainment Inc*	13,841	334,260
ManpowerGroup Inc	7,581	604,585
MEDNAX Inc*	9,620	658,489
Molina Healthcare Inc*	3,819	184,954
Owens & Minor Inc	6,501	242,422
PAREXEL International Corp*	5,235	329,229
Post Holdings Inc*	4,823	366,596
Quorum Health Corp*	2,785	36,901
Rent-A-Center Inc/TX	5,448	71,750
ResMed Inc	13,359	788,983
Rollins Inc	9,916	281,813
RR Donnelley & Sons Co	20,054	326,680
Service Corp International/US	19,892	545,041
Sotheby's	6,329	189,237
STERIS PLC	5,692	395,196
SUPERVALU Inc*	22,173	102,661
Teleflex Inc	3,967	639,084
Cooper Cos Inc/The	4,782	778,557
Hain Celestial Group Inc/The*	9,668	477,986
WhiteWave Foods Co/The*	16,703	745,789
Tootsie Roll Industries Inc	2,027	72,546
TreeHouse Foods Inc*	4,336	410,619
United Natural Foods Inc*	4,779	178,066
United Therapeutics Corp*	4,551	541,888
VCA Inc*	8,059	523,271
WellCare Health Plans Inc*	4,206	426,573
West Pharmaceutical Services Inc	6,828	512,646
WEX Inc*	3,714	342,654
Total Consumer, Non-Cyclical		22,661,876

Energy (2.19%)
California Resources Corp	32,149	48,866
Dril-Quip Inc*	4,000	244,120
Energen Corp	7,013	333,959
Gulfport Energy Corp*	9,272	285,021
HollyFrontier Corp (c)	18,752	501,804
Murphy USA Inc*	4,431	301,264
Oceaneering International Inc	10,060	332,584
Oil States International Inc*	5,094	167,389
Patterson-UTI Energy Inc	15,065	280,360
SM Energy Co	6,571	207,118
SunEdison Inc*	24,142	3,747
Western Refining Inc	6,991	148,489
WPX Energy Inc*	19,483	200,480
Total Energy		3,055,201

Financial (24.82%)
Alexander & Baldwin Inc	4,846	182,500
Alexandria Real Estate Equities Inc	6,898	668,416
Alleghany Corp* (c)	1,595	869,004
American Campus Communities Inc	10,070	473,491
American Financial Group Inc/OH	7,071	518,163
Arthur J Gallagher & Co (c)	15,460	747,182
Aspen Insurance Holdings Ltd	5,962	285,282
Associated Banc-Corp	15,965	298,386
BancorpSouth Inc	8,709	208,058
Bank of Hawaii Corp	4,563	327,852
Brown & Brown Inc	11,293	407,226
Camden Property Trust	8,277	705,283
Cathay General Bancorp	7,638	235,403
CBOE Holdings Inc	8,085	514,610
CNO Financial Group Inc	18,689	379,200
Commerce Bancshares Inc/MO	8,848	432,933
CoreLogic Inc/United States*	8,597	320,410
Corporate Office Properties Trust	8,366	226,133
Corrections Corp of America	11,158	374,909
Cullen/Frost Bankers Inc	5,255	351,560
Douglas Emmett Inc	13,261	449,415
Duke Realty Corp (c)	32,737	774,885
East West Bancorp Inc	13,752	530,827
Eaton Vance Corp	11,329	411,922
Endurance Specialty Holdings Ltd	5,747	390,336
Equity One Inc	6,724	198,089
Everest Re Group Ltd	4,481	802,592
Federal Realty Investment Trust	6,527	999,871
Federated Investors Inc	9,840	318,029
First American Financial Corp	10,276	392,954
First Horizon National Corp	22,537	328,139
First Niagara Financial Group Inc	36,488	398,449
FirstMerit Corp	17,046	386,603
Fulton Financial Corp	19,359	275,866
Hancock Holding Co	8,439	231,988
Hanover Insurance Group Inc/The	4,542	393,701
Highwoods Properties Inc	8,743	425,434
Hospitality Properties Trust	14,360	367,616
International Bancshares Corp	5,988	167,904
Janus Capital Group Inc	15,310	232,406
Jones Lang LaSalle Inc	4,294	506,091
Kemper Corp	5,158	166,655
Kilroy Realty Corp	8,334	526,292
Lamar Advertising Co	7,679	499,518
LaSalle Hotel Properties	10,698	247,231
Liberty Property Trust	14,231	531,101
Mack-Cali Realty Corp	8,623	226,268
Mercury General Corp	3,740	196,612
Mid-America Apartment Communities Inc	7,209	742,455
National Retail Properties Inc	12,882	583,941
New York Community Bancorp Inc	42,406	667,470
Old Republic International Corp	23,244	445,355
Omega Healthcare Investors Inc	12,220	390,062
PacWest Bancorp	9,275	386,582
Potlatch Corp	4,184	143,009
Primerica Inc	5,087	285,432
Prosperity Bancshares Inc	6,183	332,955
Raymond James Financial Inc	12,069	676,709
Rayonier Inc	13,045	338,257
Regency Centers Corp	8,933	684,268
Reinsurance Group of America Inc	6,581	652,440
RenaissanceRe Holdings Ltd	3,920	452,799
SEI Investments Co	12,496	642,794
Senior Housing Properties Trust	4,406	82,304
Signature Bank/New York NY*	4,820	650,700
SLM Corp*	40,540	278,510
Sovran Self Storage Inc	3,438	372,232
Stifel Financial Corp*	6,324	238,921
SVB Financial Group*	4,916	541,743
Synovus Financial Corp	12,752	410,232
Tanger Factory Outlet Centers Inc	9,884	348,114
Taubman Centers Inc	6,066	415,946
TCF Financial Corp	16,020	230,207
RMR Group Inc/The	287	8,507
Trustmark Corp	6,874	170,338
UDR Inc	24,450	880,934
Umpqua Holdings Corp	22,396	358,112
Urban Edge Properties	8,363	224,547
Valley National Bancorp	22,192	211,490
WR Berkley Corp	9,726	554,674
Waddell & Reed Financial Inc	8,010	171,174
Washington Federal Inc	10,259	256,372
Webster Financial Corp	9,305	364,384
Weingarten Realty Investors	10,777	405,539
WP Glimcher Inc	15,996	163,479
Total Financial		34,665,782

Industrial (19.49%)
Acuity Brands Inc (c)	4,154	1,076,050
AECOM*	14,194	455,769
AGCO Corp	8,018	416,375
AO Smith Corp	7,206	593,054
AptarGroup Inc	6,201	479,089
Arrow Electronics Inc*	9,599	620,287
Avnet Inc	13,129	538,683
B/E Aerospace Inc	10,088	480,592
Belden Inc	4,101	265,212
Bemis Co Inc	9,568	481,653
Carlisle Cos Inc	6,147	638,182
CLARCOR Inc	4,802	284,759
Clean Harbors Inc*	5,336	274,751
Cognex Corp	8,942	385,132
Crane Co	5,107	293,142
Donaldson Co Inc	12,233	409,928
Eagle Materials Inc	4,815	377,111
Energizer Holdings Inc	5,949	281,566
Esterline Technologies Corp*	3,059	206,207
FEI Co	3,980	427,651
Fortune Brands Home & Security Inc	15,627	916,836
GATX Corp*	4,618	211,828
Genesee & Wyoming Inc*	4,903	294,523
Gentex Corp	28,049	465,052
Graco Inc	5,697	457,298
Granite Construction Inc	3,874	166,311
Greif Inc	3,373	120,956
Hubbell Inc	5,204	553,029
Huntington Ingalls Industries Inc	4,626	709,675
IDEX Corp	7,606	633,884
ITT Inc	8,775	311,600
Jabil Circuit Inc	19,156	365,496
KBR Inc	14,971	217,828
Kennametal Inc	8,111	198,557
Keysight Technologies Inc*	16,046	491,489
Kirby Corp*	5,466	383,057
KLX Inc*	5,391	177,310
Knowles Corp*	8,766	128,159
Landstar System Inc	4,607	312,585
Lennox International Inc	4,234	581,540
Lincoln Electric Holdings Inc	7,694	463,024
Louisiana-Pacific Corp*	14,578	266,486
Mettler-Toledo International Inc*	2,734	1,026,123
MSA Safety Inc	3,239	163,148
National Instruments Corp	10,469	299,099
Nordson Corp	5,621	488,915
Old Dominion Freight Line Inc*	6,521	419,626
Orbital ATK Inc	5,677	494,069
Oshkosh Corp	7,645	350,982
Packaging Corp of America	9,425	643,068
Regal Beloit Corp	4,281	244,574
Silgan Holdings Inc	4,510	230,641
Sonoco Products Co	9,701	462,447
Tech Data Corp*	3,943	297,973
Teledyne Technologies Inc*	3,502	343,651
Terex Corp	11,360	240,605
Timken Co/The	7,137	237,305
Trimble Navigation Ltd* (c)	25,655	656,255
Trinity Industries Inc	14,910	269,275
Triumph Group Inc	5,301	200,007
Valmont Industries Inc	2,476	342,480
Vishay Intertechnology Inc	13,984	181,233
Wabtec Corp/DE (c)	9,221	713,521
Waste Connections Inc	11,891	778,504
Werner Enterprises Inc	4,592	114,295
Woodward Inc	6,008	342,096
Zebra Technologies Corp*	4,878	259,071
Total Industrial		27,210,679

Technology (10.93%)
ACI Worldwide Inc*	11,760	242,962
Acxiom Corp*	8,198	173,634
Advanced Micro Devices Inc*	67,000	306,190
ANSYS Inc* (c)	9,103	811,077
Broadridge Financial Solutions Inc	11,497	737,992
Cadence Design Systems Inc*	28,043	693,223
CDK Global Inc	15,388	850,956
CommVault Systems Inc*	4,391	198,824
Computer Sciences Corp	13,082	643,634
Convergys Corp	10,423	293,824
Cree Inc*	11,057	266,253
Cypress Semiconductor Corp	15,104	160,556
Diebold Inc	6,660	172,161
DST Systems Inc	2,807	339,422
Fair Isaac Corp	3,314	369,279
Fortinet Inc*	13,266	453,830
Integrated Device Technology Inc*	15,339	358,166
Intersil Corp	13,351	180,506
IPG Photonics Corp*	3,654	315,633
Jack Henry & Associates Inc	7,834	661,425
Leidos Holdings Inc	6,411	316,703
Lexmark International Inc	6,419	243,023
Manhattan Associates Inc*	7,002	461,642
MAXIMUS Inc	6,415	369,825
Mentor Graphics Corp	9,961	213,564
Microchip Technology Inc	1,023	52,847
MSCI Inc	10,732	856,306
NCR Corp*	16,133	498,187
NetScout Systems Inc*	8,917	216,326
PTC Inc*	11,112	397,143
Rackspace Hosting Inc*	11,802	295,050
Rovi Corp*	9,765	164,150
Science Applications International Corp	4,168	227,448
Silicon Laboratories Inc*	3,776	187,856
Synopsys Inc*	14,928	771,330
Teradyne Inc	20,500	406,103
Ultimate Software Group Inc/The*	2,718	555,777
Tyler Technologies Inc*	3,386	519,040
VeriFone Systems Inc*	10,831	285,938
Total Technology		15,267,805

Utilities (5.75%)
Alliant Energy Corp	21,254	787,459
Aqua America Inc	16,922	546,750
Atmos Energy Corp	9,617	701,079
Black Hills Corp	4,587	277,697
Great Plains Energy Inc	14,740	430,113
Hawaiian Electric Industries Inc	9,825	322,555
IDACORP Inc	5,182	379,374
MDU Resources Group Inc	18,596	425,291
National Fuel Gas Co	8,065	443,575
OGE Energy Corp	19,095	576,478
ONE Gas Inc	5,500	322,575
PNM Resources Inc	8,211	269,649
Questar Corp	16,790	423,276
UGI Corp	16,518	708,953
Vectren Corp	7,907	392,820
Westar Energy Inc (c)	12,525	705,533
WGL Holdings Inc	4,762	310,625
Total Utilities		8,023,802

Total Common Stock (Cost $82,194,682)		139,117,095

Total Investments (Cost $82,194,682) (a) (99.63%)		139,117,095
Other Net Assets (0.37%)		529,132
Net Assets (100.00%)		$139,646,227

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $82,391,667.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	60,905,822
Unrealized depreciation	(4,180,394)
Net unrealized appreciation	56,725,428

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2016:
Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
4 / JUNE 2016 / Long / CME	581,350	596,720	$15,370

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (96.33%)

Basic Materials (3.81%)
A Schulman Inc	2,273	57,530
Aceto Corp	2,128	47,476
AK Steel Holding Corp*	14,920	63,858
American Vanguard Corp	1,690	22,139
Balchem Corp	2,644	158,508
Calgon Carbon Corp	4,071	60,576
Century Aluminum Co*	4,083	26,376
Clearwater Paper Corp*	1,452	90,910
Deltic Timber Corp	890	57,298
HB Fuller Co	3,993	182,320
Hawkins Inc	618	24,114
Innophos Holdings Inc	1,783	68,360
Innospec Inc	2,020	98,091
Intrepid Potash Inc*	4,376	5,558
Kaiser Aluminum Corp	1,409	120,765
Koppers Holdings Inc*	1,485	37,585
Kraton Performance Polymers Inc*	2,597	70,612
Materion Corp	1,549	37,470
Neenah Paper Inc	1,306	90,623
PH Glatfelter Co	3,442	70,561
Quaker Chemical Corp	1,053	90,990
Rayonier Advanced Materials Inc	3,333	43,196
Schweitzer-Mauduit International Inc	2,492	85,725
Stepan Co	1,428	82,381
Stillwater Mining Co*	9,544	96,585
Chemours Co/The	15,183	132,244
US Silica Holdings Inc	4,272	121,880
Total Basic Materials		2,043,731

Communications (4.40%)
8x8 Inc*	7,490	95,647
ADTRAN Inc	4,158	80,873
ATN International Inc	792	58,996
Black Box Corp	1,103	13,843
Blucora Inc*	3,365	30,218
Blue Nile Inc	1,051	27,715
CalAmp Corp*	2,670	40,130
Cincinnati Bell Inc*	16,654	66,283
Cogent Communications Holdings Inc	3,329	132,561
Comtech Telecommunications Corp	1,234	28,431
Consolidated Communications Holdings Inc	4,237	104,145
DHI Group Inc*	3,715	26,191
ePlus Inc*	489	42,802
FTD Cos Inc*	1,338	36,447
Gannett Co Inc	9,650	150,733
General Communication Inc*	2,942	45,866
Harmonic Inc*	6,732	19,254
Harte-Hanks Inc	3,096	3,062
HealthStream Inc*	1,640	38,524
Iridium Communications Inc*	6,143	53,628
Ixia*	4,496	45,679
Liquidity Services Inc*	1,721	11,531
LogMeIn Inc*	2,102	128,790
Lumos Networks Corp*	1,433	18,443
NETGEAR Inc*	2,643	118,935
NIC Inc	5,119	101,612
Perficient Inc*	2,489	52,145
QuinStreet Inc*	1,826	6,756
Scholastic Corp	1,985	77,514
Sizmek Inc*	1,808	4,412
Spok Holdings Inc	1,400	24,556
Stamps.com Inc*	1,253	114,010
EW Scripps Co/The*	3,970	66,934
VASCO Data Security International Inc*	2,046	33,820
ViaSat Inc* (c)	3,734	257,758
Viavi Solutions Inc*	18,087	123,534
World Wrestling Entertainment Inc	2,870	50,426
XO Group Inc*	1,600	27,088
Total Communications		2,359,292

Consumer, Cyclical (13.43%)
Allegiant Travel Co	1,101	153,061
American Woodmark Corp*	1,147	92,632
Anixter International Inc*	2,378	143,156
Arctic Cat Inc	1,013	15,985
Asbury Automotive Group Inc*	2,129	119,437
Barnes & Noble Education Inc*	3,275	31,113
Barnes & Noble Inc	4,767	55,440
Belmond Ltd*	7,421	70,574
Big 5 Sporting Goods Corp	1,300	10,894
Biglari Holdings Inc*	103	41,232
BJ's Restaurants Inc*	1,655	74,144
Bob Evans Farms Inc/DE	1,840	82,082
Boyd Gaming Corp*	6,707	126,829
Caleres Inc	3,667	89,695
Callaway Golf Co	7,544	75,893
Cash America International Inc	2,136	77,473
Children's Place Inc/The	1,609	113,402
Core-Mark Holding Co Inc	1,934	165,589
Crocs Inc*	6,057	59,601
Daktronics Inc	2,848	22,699
DineEquity Inc	1,291	108,521
Dorman Products Inc*	2,417	133,443
DTS Inc/CA*	1,151	29,753
Essendant Inc	2,929	90,184
Ethan Allen Interiors Inc	1,913	64,602
Express Inc*	6,031	87,691
EZCORP Inc*	3,771	25,567
Finish Line Inc/The	3,854	69,873
First Cash Financial Services Inc	2,306	100,749
Five Below Inc*	4,574	191,468
Francesca's Holdings Corp*	3,184	33,177
Fred's Inc	2,610	38,315
G&K Services Inc	1,592	119,336
Gaming and Leisure Properties Inc	4,340	142,829
Genesco Inc*	1,901	122,805
Gentherm Inc*	3,037	111,093
G-III Apparel Group Ltd*	3,361	131,482
Group 1 Automotive Inc	1,718	106,825
Haverty Furniture Cos Inc	1,506	27,997
Hawaiian Holdings Inc*	3,973	160,748
Hibbett Sports Inc*	2,017	69,667
Iconix Brand Group Inc*	3,635	28,026
Installed Building Products Inc*	1,394	46,601
Interface Inc	5,524	93,687
Interval Leisure Group Inc	2,925	42,003
iRobot Corp*	2,156	83,006
Kirkland's Inc*	1,134	15,071
La-Z-Boy Inc	4,175	110,554
Lithia Motors Inc	1,987	163,610
Lumber Liquidators Holdings Inc*	2,055	26,921
M/I Homes Inc*	1,832	34,588
Marcus Corp/The	1,435	27,839
MarineMax Inc*	1,746	29,647
Marriott Vacations Worldwide Corp	2,123	128,654
Meritage Homes Corp*	2,930	106,916
Mobile Mini Inc	3,756	129,394
Monarch Casino & Resort Inc*	600	12,672
Motorcar Parts of America Inc*	1,536	46,019
Movado Group Inc	1,360	27,907
Outerwall Inc	1,497	61,751
Oxford Industries Inc	1,152	73,002
Papa John's International Inc	2,235	141,565
Perry Ellis International Inc*	700	13,552
PetMed Express Inc	1,300	24,479
Pinnacle Entertainment Inc*	5,106	57,494
Popeyes Louisiana Kitchen Inc*	1,798	104,500
Red Robin Gourmet Burgers Inc*	1,127	57,150
Regis Corp*	3,353	43,723
Republic Airways Holdings Inc*	3,901	3,277
Ruby Tuesday Inc*	4,509	17,495
Ruth's Hospitality Group Inc	2,518	41,824
ScanSource Inc*	2,274	87,276
Scientific Games Corp*	3,874	37,926
Select Comfort Corp*	4,000	89,680
SkyWest Inc	4,099	96,736
Sonic Automotive Inc	2,552	45,579
Sonic Corp	4,191	124,850
Stage Stores Inc	2,706	14,964
Standard Motor Products Inc	1,648	63,679
Stein Mart Inc	2,099	14,588
Steven Madden Ltd*	4,724	162,080
Superior Industries International Inc	1,678	45,541
Tailored Brands Inc	3,470	47,851
Texas Roadhouse Inc	5,296	237,314
Buckle Inc/The	2,109	52,156
Cato Corp/The	2,147	81,264
Titan International Inc	4,154	26,336
Tuesday Morning Corp*	2,971	20,203
Unifi Inc*	1,118	28,095
UniFirst Corp/MA	1,214	140,423
Universal Electronics Inc*	1,149	74,605
Veritiv Corp*	630	24,494
Vitamin Shoppe Inc*	2,435	73,634
VOXX International Corp*	1,050	3,476
Winnebago Industries Inc	2,101	47,315
Wolverine World Wide Inc	8,631	157,171
Zumiez Inc*	1,661	24,716
Total Consumer, Cyclical		7,201,935

Consumer, Non-Cyclical (19.06%)
Abaxis Inc	1,625	74,783
ABIOMED Inc* (c)	3,273	325,042
ABM Industries Inc	4,712	161,009
Acorda Therapeutics Inc*	3,620	102,989
Adeptus Health Inc*	1,004	71,786
Air Methods Corp*	2,808	95,107
Albany Molecular Research Inc*	2,263	32,859
Almost Family Inc*	422	17,644
Amedisys Inc*	2,589	131,702
American Public Education Inc*	1,343	37,953
AMN Healthcare Services Inc*	3,698	138,083
Analogic Corp	1,042	85,444
Andersons Inc/The	2,002	71,632
AngioDynamics Inc*	1,997	23,984
ANI Pharmaceuticals Inc*	638	34,548
Anika Therapeutics Inc*	1,228	58,109
B&G Foods Inc (c)	4,863	209,060
Calavo Growers Inc	1,239	70,140
Cal-Maine Foods Inc	2,602	115,789
Cambrex Corp*	2,432	118,949
Cantel Medical Corp	3,001	199,356
Capella Education Co	825	43,288
Career Education Corp*	3,636	21,380
CDI Corp	1,083	6,877
Central Garden & Pet Co*	829	15,486
Central Garden & Pet Co*	2,740	49,950
Chemed Corp	1,416	184,661
CONMED Corp	2,170	86,409
CorVel Corp*	665	32,013
Cross Country Healthcare Inc*	2,732	37,210
CryoLife Inc	1,813	20,940
Cynosure Inc*	1,906	91,050
Darling Ingredients Inc*	13,108	201,208
Depomed Inc*	4,634	94,673
Emergent BioSolutions Inc*	2,548	111,806
Enanta Pharmaceuticals Inc*	895	21,954
ExamWorks Group Inc*	3,344	116,739
Forrester Research Inc	996	36,663
Global Payments Inc	2,062	160,166
Integer Holdings Corp*	1,966	62,047
Green Dot Corp*	3,947	87,071
Haemonetics Corp*	4,139	115,892
Hanger Inc*	2,615	16,814
Healthcare Services Group Inc	6,037	235,444
HealthEquity Inc*	2,631	67,906
Healthways Inc*	2,801	33,612
Heidrick & Struggles International Inc	1,449	26,749
Helen of Troy Ltd*	2,357	242,370
HMS Holdings Corp*	6,839	113,014
ICU Medical Inc*	1,206	125,412
Impax Laboratories Inc*	5,560	189,874
Inogen Inc*	1,203	57,431
Insperity Inc	1,367	98,383
Integra LifeSciences Holdings Corp*	2,420	180,798
Inter Parfums Inc	1,357	39,679
Invacare Corp	2,104	22,513
J&J Snack Foods Corp	1,163	122,697
Kelly Services Inc	2,051	40,651
Kindred Healthcare Inc	6,343	75,291
Korn/Ferry International	3,967	114,448
Landauer Inc	760	30,119
Lannett Co Inc*	2,208	53,853
LendingTree Inc*	495	41,209
LHC Group Inc*	1,000	42,000
Ligand Pharmaceuticals Inc*	1,521	181,896
Luminex Corp*	2,720	56,005
Magellan Health Inc*	2,025	134,156
Masimo Corp*	3,725	185,282
Matthews International Corp	2,758	151,331
Medifast Inc	932	29,740
Meridian Bioscience Inc	3,315	64,576
Merit Medical Systems Inc*	3,708	69,599
MiMedx Group Inc*	7,384	58,112
Momenta Pharmaceuticals Inc*	4,593	54,106
Monro Muffler Brake Inc	2,682	168,832
Monster Worldwide Inc*	8,505	22,538
Natus Medical Inc*	2,546	82,312
Navigant Consulting Inc*	3,915	62,366
Nektar Therapeutics*	11,195	172,851
Neogen Corp*	3,135	154,775
Nutrisystem Inc	2,287	62,069
NuVasive Inc*	4,118	223,896
Nuvectra Corp*	655	5,895
On Assignment Inc*	3,705	139,567
PharMerica Corp*	2,371	62,997
Phibro Animal Health Corp	1,518	28,827
Prestige Brands Holdings Inc*	4,425	239,127
Rent-A-Center Inc/TX	4,452	58,633
Repligen Corp*	2,393	57,336
Resources Connection Inc	2,990	46,584
Sagent Pharmaceuticals Inc*	1,763	22,813
Sanderson Farms Inc	1,620	145,330
Select Medical Holdings Corp*	8,804	111,547
Seneca Foods Corp*	660	20,605
Snyder's-Lance Inc	6,117	189,076
SpartanNash Co	3,009	89,397
Spectrum Pharmaceuticals Inc*	3,664	27,443
Strayer Education Inc*	818	39,403
Supernus Pharmaceuticals Inc*	2,213	43,176
Surgical Care Affiliates Inc*	2,258	101,091
SurModics Inc*	809	17,830
Brink's Co/The	3,780	110,187
Ensign Group Inc/The	4,002	79,440
Medicines Co/The*	5,825	219,078
Providence Service Corp/The*	925	43,993
TrueBlue Inc*	3,279	64,957
Tumi Holdings Inc*	4,726	126,799
US Physical Therapy Inc	1,042	60,196
Universal Corp/VA	1,760	96,272
Universal Technical Institute Inc	1,300	4,277
Vascular Solutions Inc*	1,188	45,251
Viad Corp	1,409	44,820
WD-40 Co	1,126	125,403
Zeltiq Aesthetics Inc*	2,684	76,387
Total Consumer, Non-Cyclical		10,221,897

Energy (2.27%)
Archrock Inc	4,618	35,235
Atwood Oceanics Inc	4,881	52,080
Basic Energy Services Inc*	2,136	4,187
Bill Barrett Corp*	3,854	27,402
Bonanza Creek Energy Inc*	2,994	7,874
Bristow Group Inc	2,639	35,389
CARBO Ceramics Inc	1,539	18,976
Carrizo Oil & Gas Inc*	4,550	175,175
Cloud Peak Energy Inc*	4,772	9,353
Contango Oil & Gas Co*	1,147	12,411
Era Group Inc*	1,546	14,795
Exterran Corp*	2,309	28,932
Flotek Industries Inc*	3,643	42,842
FutureFuel Corp	1,732	19,277
Geospace Technologies Corp*	1,047	18,145
Green Plains Inc	2,507	46,530
Gulf Island Fabrication Inc	900	6,228
Gulfmark Offshore Inc*	1,980	6,415
Helix Energy Solutions Group Inc*	8,281	66,331
Matrix Service Co*	1,964	32,543
Newpark Resources Inc*	6,584	30,221
Northern Oil and Gas Inc*	4,291	18,709
PDC Energy Inc*	3,362	195,164
Pioneer Energy Services Corp*	4,989	17,811
REX American Resources Corp*	376	21,966
Rex Energy Corp*	3,842	2,843
SEACOR Holdings Inc*	1,309	75,097
Stone Energy Corp*	4,417	2,385
SunCoke Energy Inc	5,562	33,650
Synergy Resources Corp*	9,430	56,957
Tesco Corp	2,282	16,704
TETRA Technologies Inc*	6,294	34,428
Unit Corp*	3,620	50,571
Total Energy		1,216,626

Financial (22.95%)
Acadia Realty Trust (c)	5,790	196,281
Agree Realty Corp	1,624	69,134
American Assets Trust Inc (c)	3,309	132,393
American Equity Investment Life Holding Co	6,841	110,893
Ameris Bancorp	2,160	68,753
AMERISAFE Inc	1,485	90,184
Astoria Financial Corp	7,609	121,592
Bank Mutual Corp	3,500	28,385
Banner Corp	1,468	65,311
BB&T Corp	2,279	82,887
BBCN Bancorp Inc	6,338	103,056
BofI Holding Inc*	4,808	90,246
Boston Private Financial Holdings Inc	6,381	80,337
Brookline Bancorp Inc	4,990	58,034
Calamos Asset Management Inc	1,436	11,043
Capstead Mortgage Corp	7,205	69,600
Cardinal Financial Corp	2,277	51,688
CareTrust REIT Inc	4,039	54,082
Cedar Realty Trust Inc	5,432	36,883
Central Pacific Financial Corp	2,628	62,993
Chesapeake Lodging Trust	5,004	119,295
City Holding Co	1,180	58,009
Columbia Banking System Inc	4,843	147,566
Community Bank System Inc	3,647	150,402
CoreSite Realty Corp	2,570	194,935
Cousins Properties Inc	17,109	183,751
CVB Financial Corp	8,298	145,630
DiamondRock Hospitality Co	16,841	150,559
Dime Community Bancshares Inc	2,343	43,017
EastGroup Properties Inc	2,697	172,689
Education Realty Trust Inc	5,109	218,614
eHealth Inc*	1,639	22,651
Employers Holdings Inc	2,392	71,401
Encore Capital Group Inc*	1,870	50,284
Enova International Inc*	1,954	14,225
Evercore Partners Inc	3,316	172,432
Financial Engines Inc	4,069	112,467
First BanCorp/Puerto Rico*	8,093	34,072
First Commonwealth Financial Corp	7,457	70,021
First Financial Bancorp	4,588	90,705
First Financial Bankshares Inc	5,534	185,444
First Midwest Bancorp Inc/IL	6,005	112,294
First NBC Bank Holding Co*	1,224	22,852
Forestar Group Inc*	2,556	31,285
Four Corners Property Trust Inc	3,229	62,772
Franklin Street Properties Corp	6,954	79,345
GEO Group Inc/The (c)	6,187	205,780
Getty Realty Corp	2,158	43,635
Glacier Bancorp Inc	6,383	174,511
Government Properties Income Trust	5,967	116,953
Greenhill & Co Inc	2,083	42,951
Hanmi Financial Corp	2,533	61,653
HCI Group Inc	756	24,003
Healthcare Realty Trust Inc (c)	8,443	268,403
HFF Inc	2,644	85,137
Home BancShares Inc/AR	5,116	224,848
Horace Mann Educators Corp	3,236	110,218
Independent Bank Corp/Rockland MA	2,201	108,487
Infinity Property & Casualty Corp	917	71,462
Interactive Brokers Group Inc	4,861	195,315
INTL. FCStone Inc*	1,292	36,034
Investment Technology Group Inc	2,751	50,728
Kite Realty Group Trust	6,990	187,821
LegacyTexas Financial Group Inc	3,676	98,958
Lexington Realty Trust	16,403	155,008
LTC Properties Inc	2,776	129,417
MB Financial Inc	5,811	210,068
Medical Properties Trust Inc	19,953	293,309
NBT Bancorp Inc	3,500	102,060
Northfield Bancorp Inc	3,623	56,338
Northwest Bancshares Inc	8,537	126,433
OFG Bancorp	3,471	31,725
Old National Bancorp/IN	9,607	126,428
Oritani Financial Corp	2,767	46,347
Parkway Properties Inc/Md	6,836	119,288
Pennsylvania Real Estate Investment Trust	5,804	122,464
Pinnacle Financial Partners Inc	2,947	144,933
Piper Jaffray Cos*	1,290	54,477
PRA Group Inc*	4,044	111,251
PrivateBancorp Inc	6,631	294,085
ProAssurance Corp	4,458	234,000
Provident Financial Services Inc	4,937	100,814
PS Business Parks Inc	1,606	158,560
RE/MAX Holdings Inc	1,412	57,031
Retail Opportunity Investments Corp	8,346	168,756
RLI Corp	3,166	209,304
S&T Bancorp Inc	2,920	75,540
Sabra Health Care REIT Inc	5,031	105,349
Safety Insurance Group Inc	1,100	65,351
Saul Centers Inc	1,009	56,686
Selective Insurance Group Inc	4,798	178,246
Simmons First National Corp	2,361	112,100
Southside Bancshares Inc	1,902	56,077
Sterling Bancorp/DE	10,013	164,814
Stewart Information Services Corp	1,865	69,415
Summit Hotel Properties Inc	6,699	78,378
Talmer Bancorp Inc	5,270	105,084
Texas Capital Bancshares Inc*	3,846	197,069
Navigators Group Inc/The	800	72,864
Tompkins Financial Corp	1,025	68,204
TrustCo Bank Corp NY	6,679	43,881
UMB Financial Corp	3,515	202,288
United Bankshares Inc/WV	5,430	216,168
United Community Banks Inc/GA	4,877	98,174
United Fire Group Inc	1,500	61,755
United Insurance Holdings Corp	1,293	22,705
Universal Health Realty Income Trust	1,025	54,838
Universal Insurance Holdings Inc	2,216	43,079
Urstadt Biddle Properties Inc	1,911	40,437
Virtus Investment Partners Inc	559	45,508
WageWorks Inc*	3,015	168,991
Walker & Dunlop Inc*	2,126	51,088
Westamerica Bancorporation	1,993	96,959
Wilshire Bancorp Inc	5,418	61,928
Wintrust Financial Corp	4,057	216,116
World Acceptance Corp*	687	30,008
Total Financial		12,318,585

Industrial (16.49%)
AAR Corp	2,949	71,985
Actuant Corp	4,684	127,826
Advanced Energy Industries Inc*	3,443	131,419
Aegion Corp*	2,910	58,171
Aerojet Rocketdyne Holdings Inc*	5,386	92,855
Aerovironment Inc*	1,484	42,754
Albany International Corp	2,416	95,021
American Science & Engineering Inc	603	18,958
Apogee Enterprises Inc	2,440	110,337
Applied Industrial Technologies Inc	3,348	151,330
ArcBest Corp	1,834	31,600
Astec Industries Inc	1,495	79,743
Atlas Air Worldwide Holdings Inc*	1,868	81,893
AZZ Inc	2,163	127,660
Badger Meter Inc	1,149	86,175
Barnes Group Inc	4,329	144,545
Bel Fuse Inc	579	10,468
Benchmark Electronics Inc*	4,413	91,481
Boise Cascade Co*	3,053	70,097
Brady Corp	3,802	120,866
Briggs & Stratton Corp	3,633	81,089
Celadon Group Inc	1,713	16,924
Chart Industries Inc*	2,359	61,240
CIRCOR International Inc	1,405	78,736
Coherent Inc*	1,981	187,442
Comfort Systems USA Inc	2,808	89,856
CTS Corp	2,535	45,326
Cubic Corp	1,666	67,973
Drew Industries Inc	2,025	156,654
DXP Enterprises Inc*	844	11,715
Dycom Industries Inc*	2,696	228,863
Echo Global Logistics Inc*	1,817	41,173
Electro Scientific Industries Inc*	2,066	14,400
EMCOR Group Inc (c)	5,262	250,208
Encore Wire Corp	1,733	67,570
EnerSys	3,724	223,887
EnPro Industries Inc	1,812	91,633
ESCO Technologies Inc	1,989	80,097
Exponent Inc	2,026	109,222
Fabrinet*	2,551	90,561
FARO Technologies Inc*	1,287	45,547
Federal Signal Corp	5,009	65,167
Forward Air Corp	2,451	111,496
Franklin Electric Co Inc	3,119	104,112
General Cable Corp	3,928	53,656
Gibraltar Industries Inc*	2,171	64,869
Griffon Corp	3,366	56,717
Harsco Corp	6,186	40,704
Haynes International Inc	988	28,474
Headwaters Inc*	6,199	117,719
Heartland Express Inc	5,072	93,731
Hillenbrand Inc	5,030	157,037
Hornbeck Offshore Services Inc*	2,592	21,540
Hub Group Inc*	2,780	111,256
II-VI Inc*	4,346	88,571
Itron Inc*	2,970	130,829
John Bean Technologies Corp	2,444	148,302
Kaman Corp	2,142	91,485
KapStone Paper and Packaging Corp	6,415	97,829
Knight Transportation Inc	4,825	126,029
Lindsay Corp	1,030	73,480
Littelfuse Inc	1,791	205,123
LSB Industries Inc*	1,435	18,870
Lydall Inc*	1,260	47,704
Marten Transport Ltd	1,841	36,489
Matson Inc	3,425	114,155
Methode Electronics Inc	3,227	95,229
Moog Inc*	2,795	150,734
Mueller Industries Inc	4,795	149,077
Myers Industries Inc	1,890	27,008
MYR Group Inc*	1,615	39,067
National Presto Industries Inc	327	29,234
Olympic Steel Inc	500	11,855
Orion Group Holdings Inc*	1,870	8,733
OSI Systems Inc*	1,494	79,600
Park Electrochemical Corp	1,665	27,239
PGT Inc*	4,081	43,748
Plexus Corp*	2,707	118,891
Powell Industries Inc	737	26,237
Quanex Building Products Corp	2,706	53,904
Roadrunner Transportation Systems Inc*	1,931	15,545
Rofin-Sinar Technologies Inc*	2,059	65,785
Rogers Corp*	1,426	94,786
Saia Inc*	1,827	47,630
Sanmina Corp*	6,474	173,438
Simpson Manufacturing Co Inc	3,278	129,710
SPX Corp	3,423	56,719
SPX FLOW Inc*	3,447	103,307
Standex International Corp	1,018	88,230
Sturm Ruger & Co Inc	1,455	96,365
TASER International Inc*	3,987	89,189
Tennant Co	1,475	79,208
Tetra Tech Inc	4,683	143,300
Greenbrier Cos Inc/The	2,183	62,652
Tidewater Inc	3,632	15,727
TimkenSteel Corp	2,904	26,020
TopBuild Corp*	2,983	107,806
Tredegar Corp	1,893	30,761
Trex Co Inc*	2,498	112,835
TTM Technologies Inc*	4,103	32,126
Universal Forest Products Inc	1,591	133,549
US Concrete Inc*	1,118	71,709
US Ecology Inc	1,683	76,257
Vicor Corp*	1,051	10,678
Watts Water Technologies Inc	2,282	131,329
Total Industrial		8,845,861

Technology (9.49%)
Agilysys Inc*	1,491	17,489
Blackbaud Inc	3,866	242,282
Bottomline Technologies de Inc*	2,973	74,503
Brocade Communications Systems Inc	5,580	50,555
Brooks Automation Inc	5,212	57,228
Cabot Microelectronics Corp	1,949	84,080
CACI International Inc*	2,033	204,865
Cardtronics PLC*	3,767	148,005
CEVA Inc*	1,529	41,344
Ciber Inc*	5,122	6,351
Cirrus Logic Inc*	5,343	192,348
Cohu Inc	1,484	17,511
Computer Programs & Systems Inc	791	32,708
Cray Inc*	3,405	113,455
CSG Systems International Inc	2,543	108,103
Digi International Inc*	1,689	18,647
Diodes Inc*	2,906	55,970
DSP Group Inc*	1,496	15,663
Ebix Inc	2,228	100,772
Electronics For Imaging Inc*	3,746	164,187
Engility Holdings Inc*	1,374	32,330
Epiq Systems Inc	2,381	36,263
Exar Corp*	3,573	24,404
ExlService Holdings Inc*	2,764	143,175
Insight Enterprises Inc*	3,311	89,861
Interactive Intelligence Group Inc*	1,258	51,867
Kopin Corp*	3,225	6,934
Kulicke & Soffa Industries Inc*	6,095	76,127
LivePerson Inc*	3,930	27,431
Lumentum Holdings Inc*	3,617	91,655
ManTech International Corp/VA	1,891	67,944
Medidata Solutions Inc* (c)	4,645	213,391
Mercury Systems Inc*	2,653	56,376
MicroStrategy Inc*	782	145,874
MKS Instruments Inc	4,259	174,534
Monolithic Power Systems Inc	3,050	208,407
Monotype Imaging Holdings Inc	2,918	69,682
MTS Systems Corp	1,174	56,117
Nanometrics Inc*	1,800	33,516
Omnicell Inc*	2,621	84,789
Power Integrations Inc	2,413	120,385
Progress Software Corp*	3,848	101,318
QLogic Corp*	6,441	89,272
Quality Systems Inc	3,273	41,600
Rambus Inc*	9,776	118,290
Rovi Corp*	6,933	116,544
Rudolph Technologies Inc*	2,269	33,127
Semtech Corp*	5,132	120,807
Super Micro Computer Inc*	3,069	80,531
Sykes Enterprises Inc*	2,956	88,148
Synchronoss Technologies Inc*	3,331	117,484
Take-Two Interactive Software Inc* (c)	7,099	276,222
Tangoe Inc*	2,294	18,375
TeleTech Holdings Inc	1,320	36,036
Tessera Technologies Inc	3,684	118,883
Ultratech Inc*	2,234	50,958
Veeco Instruments Inc*	3,179	56,554
Virtusa Corp*	2,071	72,961
Total Technology		5,094,238

Utilities (4.43%)
ALLETE Inc (c)	3,837	221,548
American States Water Co	3,091	120,734
Avista Corp	5,227	210,230
El Paso Electric Co	3,223	143,939
New Jersey Resources Corp	7,197	252,975
Northwest Natural Gas Co	2,162	118,694
NorthWestern Corp	4,041	234,216
Piedmont Natural Gas Co Inc (c)	6,657	399,819
South Jersey Industries Inc	5,793	167,360
Southwest Gas Corp (c)	3,974	275,915
Spire Inc	3,636	231,177
Total Utilities		2,376,607

Total Common Stock (Cost $39,019,700)		51,678,772

United States Treasury Bills, DN (1.12%)	Par Value
Treasury Bill 0% 6/2/2016	600,000	599,991
Total United States Treasury Bills, DN		599,991

Total Investments (Cost $39,619,691) (a) (97.46%)		52,278,763
Other Net Assets (2.55%)		1,364,716
Net Assets (100.00%)		53,643,479

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $39,643,910.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	16,329,131
Unrealized depreciation	(3,694,278)
Net unrealized appreciation	12,634,853

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2016:
Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
17 / JUNE 2016 / Long / ICE	1,920,655	1,960,780	40,125

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (98.50%)

Basic Materials (4.24%)
EI du Pont de Nemours & Co (c)	19,286	1,261,497
PPG Industries Inc (c)	37,600	4,048,768
Praxair Inc	15,167	1,666,247
Sensient Technologies Corp	8,500	579,870
Total Basic Materials		7,556,382

Communications (3.85%)
AT&T Inc (c)	86,469	3,385,261
Verizon Communications Inc (c)	68,242	3,473,518
Total Communications		6,858,779

Consumer, Cyclical (6.01%)
Ford Motor Co	338,000	4,559,620
McDonald's Corp (c)	25,868	3,157,448
Target Corp (c)	43,339	2,980,856
Total Consumer, Cyclical		10,697,924

Consumer, Non-Cyclical (29.01%)
Agriculture (1.99%)
Reynolds American Inc (c)	71,168	3,537,050
		3,537,050
Biotechnology (3.94%)
Celgene Corp* (c)	35,214	3,715,781
Gilead Sciences Inc (c)	38,000	3,308,280
		7,024,061
Commercial Services (0.78%)
Moody's Corp (c)	13,992	1,380,171
		1,380,171
Cosmetics/Personal Care (2.98%)
Colgate-Palmolive Co (c)	20,400	1,436,364
Procter & Gamble Co/The (c)	47,580	3,855,883
		5,292,247
Food (4.70%)
ConAgra Foods Inc (c)	42,450	1,939,965
Sprouts Farmers Market Inc*	260,000	6,437,600
		8,377,565
Healthcare-Services (7.84%)
Abbott Laboratories (c)	41,610	1,649,004
Aetna Inc (c)	20,984	2,376,018
Anthem Inc (c)	32,300	4,268,768
Baxter International Inc	44,226	1,908,794
Danaher Corp (c)	38,300	3,767,188
		13,969,772
Household Products/Wares (1.20%)
Kimberly-Clark Corp (c)	16,800	2,134,273
		2,134,273
Pharmaceuticals (5.58%)
AbbVie Inc (c)	41,610	2,618,517
AmerisourceBergen Corp (c)	45,612	3,419,988
Baxalta Inc	47,810	2,162,451
Merck & Co Inc (c)	30,900	1,738,434
		9,939,390

Total Consumer, Non-Cyclical		51,654,529

Energy (11.86%)
Anadarko Petroleum Corp (c)	21,340	1,106,692
Baker Hughes Inc (c)	27,455	1,273,363
BP PLC (c)	73,005	2,292,357
Chevron Corp (c)	53,324	5,385,724
ConocoPhillips (c)	19,648	860,386
Devon Energy Corp (c)	15,952	575,708
Exxon Mobil Corp (c)	43,236	3,848,869
Royal Dutch Shell PLC (c)	51,348	2,489,865
Schlumberger Ltd (c)	35,500	2,708,650
Spectra Energy Corp (c)	18,000	573,480
Total Energy		21,115,094

Financial (19.57%)
Arthur J Gallagher & Co	32,400	1,565,892
Aspen Insurance Holdings Ltd	26,315	1,259,173
Bank of America Corp (c)	180,000	2,662,200
Bank of New York Mellon Corp/The (c)	21,450	902,187
BlackRock Inc (c)	9,000	3,274,650
Citigroup Inc (c)	45,000	2,095,650
Goldman Sachs Group Inc/The (c)	23,750	3,787,650
Intercontinental Exchange Inc (c)	4,504	1,221,124
JPMorgan Chase & Co (c)	106,420	6,946,033
Morgan Stanley (c)	70,450	1,928,217
Principal Financial Group Inc	28,150	1,254,364
State Street Corp (c)	14,400	908,064
US Bancorp (c)	60,600	2,594,892
Wells Fargo & Co (c)	87,889	4,457,730
Total Financial		34,857,826

Industrial (9.58%)
3M Co	21,000	3,534,720
Agilent Technologies Inc	9,870	452,934
Boeing Co/The (c)	17,000	2,144,550
Caterpillar Inc (c)	28,342	2,055,078
Northrop Grumman Corp (c)	8,600	1,828,962
Rockwell Collins Inc (c)	12,400	1,096,160
Seaspan Corp	25,000	374,750
Union Pacific Corp	10,950	921,881
United Parcel Service Inc (c)	19,260	1,985,513
United Technologies Corp (c)	26,500	2,665,370
Total Industrial		17,059,918

Technology (10.16%)
Analog Devices Inc (c)	14,040	821,340
Apple Inc (c)	10,200	1,018,572
EMC Corp/MA	29,720	830,674
Hewlett Packard Enterprise Co	50,000	923,500
International Business Machines Corp (c)	9,860	1,515,876
Linear Technology Corp	26,180	1,238,838
Microsoft Corp (c)	77,733	4,119,849
Oracle Corp (c)	64,130	2,578,026
Paychex Inc	34,000	1,843,480
QUALCOMM Inc (c)	26,775	1,470,483
Taiwan Semiconductor Manufacturing Co Ltd	30,000	741,600
Texas Instruments Inc (c)	16,500	999,900
Total Technology		18,102,138

Utilities (4.22%)
Consolidated Edison Inc (c)	31,700	2,322,342
DTE Energy Co (c)	7,000	634,760
Duke Energy Corp (c)	11,999	938,682
Exelon Corp	18,746	642,425
FirstEnergy Corp	23,574	773,463
NextEra Energy Inc (c)	11,200	1,345,344
Sempra Energy	8,050	862,316
Total Utilities		7,519,332

Total Common Stock (Cost $99,172,019)		175,421,922

Preferred Stock (0.95%)
Amerityre Corp Preferred**	2,000,000	1,700,000
Total Preferred Stock (Cost $2,000,000)		1,700,000

Total Investments (Cost $100,666,770) (a) (99.46%)		177,121,922
Other Net Assets (0.54%)		964,224
Net Assets (100.00%)		178,086,146

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At May 31, 2016, the fair value was $1,700,000, or 0.95% of net assets.

(a) Aggregate cost for federal income tax purpose is $100,891,848.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	77,849,626
Unrealized depreciation	(2,121,862)
Net unrealized appreciation	75,727,764

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c) A portion of these shares have been pledged in connection with obligations for options contracts.

Written Options
	Expiration Date	Exercise Price	Contracts	Value
3M Co	6/17/2016	170.00	(210.00)	(22,260.00)
AAPL	6/17/2016	95.00	(102.00)	(53,550.00)
Abbott Laboratories	6/24/2016	40.00	(138.00)	(6,900.00)
AbbVie Inc	6/17/2016	62.50	(138.00)	(20,700.00)
Aetna Inc	6/17/2016	117.00	(69.00)	(5,313.00)
AmerisourceBergen Corp	6/17/2016	75.00	(152.00)	(17,480.00)
Anadarko Petroleum Corp	6/17/2016	55.00	(71.00)	(4,047.00)
Analog Devices Inc	6/17/2016	60.00	(46.00)	(1,610.00)
Anthem Inc	6/17/2016	135.00	(107.00)	(11,770.00)
AT&T Inc	6/17/2016	39.00	(288.00)	(12,384.00)
Baker Hughes Inc	6/17/2016	47.50	(91.00)	(8,645.00)
Bank of America Corp	6/24/2016	15.00	(600.00)	(16,800.00)
Bank of New York Mellon Corp	6/17/2016	42.50	(71.00)	(3,763.00)
BlackRock Inc	6/17/2016	370.00	(30.00)	(6,600.00)
Boeing Co/The	6/17/2016	133.00	(56.00)	(1,232.00)
BP PLC	6/24/2016	33.00	(243.00)	(11,178.00)
Caterpillar Inc	6/17/2016	77.50	(94.00)	(1,222.00)
Celgene Corp	6/17/2016	109.00	(117.00)	(16,614.00)
Chevron Corp	6/17/2016	103.00	(177.00)	(11,682.00)
Citigroup Inc	6/17/2016	47.00	(150.00)	(12,150.00)
Colgate-Palmolive Co	6/17/2016	72.50	(34.00)	(816.00)
ConAgra	6/17/2016	47.00	(141.00)	(3,948.00)
ConocoPhillips	6/17/2016	47.00	(65.00)	(1,560.00)
Consolidated Edison Inc	6/17/2016	72.50	(105.00)	(14,175.00)
Danaher Corp	6/17/2016	100.00	(5.00)	(285.00)
Devon Energy Corp	6/17/2016	38.00	(53.00)	(3,763.00)
DTE Energy Co	6/17/2016	90.00	(23.00)	(3,220.00)
Duke Energy Corp	6/17/2016	77.50	(39.00)	(5,070.00)
EI du Pont de Nemours & Co	6/17/2016	70.00	(64.00)	(672.00)
Exxon Mobil Corp	6/17/2016	91.00	(144.00)	(5,328.00)
Ford Motor Co	6/17/2016	13.75	(563.00)	(7,882.00)
Gilead Sciences Inc	6/17/2016	88.00	(126.00)	(12,852.00)
Goldman Sachs Group Inc/The	6/17/2016	165.00	(79.00)	(7,268.00)
Intercontinental Exchange Inc	6/17/2016	280.00	(15.00)	(1,440.00)
International Business Machine	6/17/2016	155.00	(32.00)	(4,256.00)
JPMorgan Chase & Co	6/17/2016	66.00	(360.00)	(26,280.00)
Kimberly-Clark Corp	6/17/2016	130.00	(28.00)	(1,120.00)
McDonald's Corp	6/17/2016	126.00	(86.00)	(1,204.00)
Merck & Co Inc	6/17/2016	57.00	(103.00)	(3,914.00)
Microsoft Corp	6/17/2016	52.50	(259.00)	(25,900.00)
Moody's Corp	6/17/2016	100.00	(46.00)	(4,669.00)
Morgan Stanley	6/17/2016	28.00	(234.00)	(7,020.00)
NextEra Energy Inc	6/17/2016	120.00	(37.00)	(5,920.00)
Northrop Grumman Corp	6/17/2016	220.00	(20.00)	(700.00)
Oracle Corp	6/17/2016	41.00	(213.00)	(10,437.00)
PG	6/17/2016	82.50	(79.00)	(2,212.00)
PPG Industries Industries Inc	6/17/2016	110.00	(125.00)	(6,875.00)
Principal Financial Financial Group Inc	6/17/2016	44.00	(93.00)	(8,370.00)
QUALCOMM Inc	6/17/2016	56.00	(89.00)	(4,005.00)
Reynolds American Inc	6/17/2016	50.00	(72.00)	(3,240.00)
Rockwell Collins Inc	6/17/2016	90.00	(41.00)	(3,075.00)
Royal Dutch Shell PLC	6/17/2016	51.00	(171.00)	(4,702.50)
Schlumberger Ltd	6/17/2016	79.00	(118.00)	(7,906.00)
Spectra Energy Corp	6/17/2016	32.00	(60.00)	(2,700.00)
State Street Corp	6/17/2016	65.00	(48.00)	(2,016.00)
Target Corp	6/17/2016	71.00	(144.00)	(4,608.00)
Texas Instruments Inc	6/17/2016	61.00	(55.00)	(3,905.00)
United Parcel Service Inc	6/17/2016	104.00	(64.00)	(5,632.00)
	6/17/2016	105.00	(64.00)	(2,176.00)
United Technologies Corp	6/17/2016	105.00	(88.00)	(968.00)
US Bancorp	6/17/2016	43.50	(202.00)	(5,454.00)
Verizon Communications Inc	6/17/2016	50.50	(227.00)	(19,522.00)
Wells Fargo & Co	6/17/2016	51.50	(292.00)	(9,344.00)
Total Written Call Options				(502,310)
Total Premunims Received $-505,249

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (96.79%)

Basic Materials (4.54%)
BASF SE	3,488	269,692
BHP Billiton Ltd	1,900	51,243
Rio Tinto PLC	3,600	100,944
South32 Ltd*	760	4,195
Total Basic Materials		426,074

Communications (4.91%)
Deutsche Telekom AG	11,525	203,704
Telefonica SA	24,558	256,140
Total Communications		459,844

Consumer, Cyclical (5.97%)
Daimler AG	3,835	261,605
LVMH Moet Hennessy Louis Vuitton SE	9,300	298,437
Total Consumer, Cyclical		560,042

Consumer, Non-Cyclical (46.55%)
Agriculture (4.02%)
British American Tobacco PLC	3,100	377,115
		377,115
Beverages (8.17%)
Anheuser-Busch InBev SA/NV	3,700	467,014
Diageo PLC	2,735	298,471
		765,485
Cosmetics/Personal Care (3.11%)
Unilever NV	6,508	291,298
		291,298
Food (5.92%)
Nestle SA	7,512	555,137
		555,137
Pharmaceuticals (25.33%)
AstraZeneca PLC	8,200	243,540
Bayer AG	4,115	392,571
GlaxoSmithKline PLC	8,050	341,079
Novartis AG	7,157	569,053
Roche Holding AG	15,564	511,744
Sanofi	7,700	317,240
		2,375,227

Total Consumer, Non-Cyclical		4,364,262

Energy (9.71%)
Eni SpA	7,482	227,827
Royal Dutch Shell PLC	7,341	355,965
TOTAL SA	6,724	326,249
Total Energy		910,041

Financial (17.64%)
Allianz SE	18,157	296,322
AXA SA	18,984	474,600
Banco Bilbao Vizcaya Argentaria SA	15,552	102,798
Banco Santander SA	51,573	244,972
BNP Paribas SA	5,452	145,241
Deutsche Bank AG*	3,484	62,015
HSBC Holdings PLC	2,438	79,089
ING Groep NV	20,000	248,800
Total Financial		1,653,837

Industrial (4.30%)
Siemens AG	3,735	402,838
Total Industrial		402,838

Technology (3.17%)
SAP SE	3,667	297,284
Total Technology		297,284

Total Common Stock (Cost $8,167,347)		9,074,222

Total Investments (Cost $8,167,347) (a) (96.79%)		9,074,222
Other Net Assets (3.21%)		300,710
Net Assets (100.00%)		9,374,932

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $8,167,347.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,186,123
Unrealized depreciation	(1,279,248)
Net unrealized appreciation	906,875

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (98.25%)

Communications (34.80%)
Internet (24.70%)
Alphabet Inc*	14,824	11,100,952
Alphabet Inc*	17,409	12,808,149
Amazon.com Inc* (c)	23,768	17,179,272
Baidu Inc*	16,478	2,941,982
Ctrip.com International Ltd*	21,105	965,765
eBay Inc*	72,865	1,782,278
Expedia Inc	7,561	841,086
Facebook Inc*	132,823	15,780,700
JD.com Inc*	53,925	1,327,094
Liberty Ventures*	8,022	299,301
Netflix Inc*	25,816	2,647,947
Priceline Group Inc/The*	2,906	3,674,143
TripAdvisor Inc*	7,210	488,405
Yahoo! Inc*	58,728	2,228,140
		74,065,214
Media (6.86%)
Charter Communications Inc*	6,284	1,375,861
Comcast Corp	155,101	9,817,893
Discovery Communications Inc*	15,060	403,156
Discovery Communications Inc*	7,945	221,268
DISH Network Corp*	12,336	615,566
Liberty Braves Group*	542	8,434
Liberty Braves Group*	1,219	18,285
Liberty Global PLC*	13,870	518,045
Liberty Global PLC*	35,918	1,297,717
Liberty Global Plc LiLAC*	586	24,073
Liberty Global Plc LiLAC*	1,598	68,251
Liberty Media Group*	3,049	57,779
Liberty Media Group*	1,356	26,415
Liberty SiriusXM Group*	5,425	173,003
Liberty SiriusXM Group*	12,197	383,596
Sirius XM Holdings Inc*	315,026	1,266,405
Twenty-First Century Fox Inc	69,202	1,998,554
Twenty-First Century Fox Inc	49,363	1,443,374
Viacom Inc	19,051	845,293
		20,562,968
Telecommunicatoins (3.24%)
Cisco Systems Inc	308,245	8,954,517
Vodafone Group PLC	22,646	769,738
		9,724,255

Total Communications		104,352,437

Consumer, Cyclical (9.27%)
American Airlines Group Inc	37,277	1,189,509
Bed Bath & Beyond Inc	9,158	409,821
Costco Wholesale Corp	27,022	4,020,063
Dollar Tree Inc*	14,514	1,314,098
Fastenal Co	15,898	731,785
Liberty Interactive Corp QVC Group*	25,661	692,334
Marriott International Inc/MD	15,669	1,034,781
Mattel Inc	18,623	593,701
Norwegian Cruise Line Holdings Ltd*	13,819	641,340
O'Reilly Automotive Inc*	6,008	1,588,695
PACCAR Inc	21,720	1,210,890
Ross Stores Inc	25,036	1,336,922
Starbucks Corp	81,036	4,448,066
Tesla Motors Inc*	8,163	1,822,226
Tractor Supply Co	7,372	708,449
Ulta Salon Cosmetics & Fragrance Inc*	3,850	897,089
Walgreens Boots Alliance Inc	66,679	5,160,955
Total Consumer, Cyclical		27,800,724

Consumer, Non-Cyclical (19.44%)
Alexion Pharmaceuticals Inc*	13,927	2,101,584
Amgen Inc	46,069	7,276,599
Automatic Data Processing Inc	27,966	2,456,533
Biogen Inc*	13,131	3,804,445
BioMarin Pharmaceutical Inc*	8,849	793,313
Celgene Corp*	47,933	5,057,890
Endo International PLC*	13,637	215,601
Express Scripts Holding Co*	40,380	3,050,709
Gilead Sciences Inc	84,223	7,332,453
Henry Schein Inc*	4,550	790,472
Illumina Inc*	9,050	1,310,712
Incyte Corp*	11,612	980,169
Intuitive Surgical Inc*	2,310	1,466,180
Mondelez International Inc	96,099	4,275,445
Monster Beverage Corp*	12,544	1,881,600
Mylan NV*	30,333	1,314,632
PayPal Holdings Inc*	72,931	2,756,062
Regeneron Pharmaceuticals Inc*	6,226	2,483,738
Kraft Heinz Co/The	74,281	6,179,436
Verisk Analytics Inc*	9,297	738,089
Vertex Pharmaceuticals Inc*	15,231	1,418,768
Whole Foods Market Inc	18,728	605,851
Total Consumer, Non-Cyclical		58,290,281

Industrial (0.91%)
CSX Corp	59,540	1,573,642
SBA Communications Corp*	6,889	684,767
Stericycle Inc*	4,663	456,927
Total Industrial		2,715,336

Technology (33.83%)
Computers (10.55%)
Apple Inc (c)	279,902	27,951,014
Cognizant Technology Solutions Corp*	37,358	2,295,276
NetApp Inc	16,183	413,152
Seagate Technology PLC	16,891	381,061
Western Digital Corp	12,716	591,803
		31,632,306
Semiconductors (10.68%)
Analog Devices Inc	19,164	1,121,094
Applied Materials Inc	69,899	1,706,934
Broadcom Ltd	24,136	3,725,633
Intel Corp	289,370	9,141,197
Lam Research Corp	8,692	719,785
Linear Technology Corp	13,123	620,980
Maxim Integrated Products Inc	17,117	649,761
Micron Technology Inc*	59,584	757,908
NVIDIA Corp	33,258	1,553,814
NXP Semiconductors NV*	21,389	2,021,047
QUALCOMM Inc	91,537	5,027,212
Skyworks Solutions Inc	10,490	700,312
Texas Instruments Inc	59,838	3,626,183
Xilinx Inc	14,102	668,294
		32,040,154
Software (12.60%)
Activision Blizzard Inc	45,436	1,783,817
Adobe Systems Inc*	30,037	2,987,780
Akamai Technologies Inc*	9,765	532,974
Autodesk Inc*	12,413	723,306
CA Inc	24,077	778,169
Cerner Corp*	21,019	1,168,867
Check Point Software Technologies Ltd*	9,925	843,327
Citrix Systems Inc*	8,530	724,368
Electronic Arts Inc*	19,121	1,467,537
Fiserv Inc*	13,781	1,451,553
Intuit Inc	15,876	1,693,334
Microsoft Corp (c)	408,520	21,651,559
NetEase Inc	4,300	764,712
Paychex Inc	22,313	1,209,811
		37,781,114

Total Technology		101,453,574

Total Common Stock (Cost $236,095,176)		294,612,352

Rights (0.00%)
Liberty Braves Group*	828	1,813
Total Rights (Cost $3,323)		1,813

United States Treasury Bills (0.70%)	Par Value
Treasury Bill 0% 6/2/2016	2,100,000	2,099,969
Total United States Treasury Bills		2,099,969

Total Investments (Cost $236,098,499) (a) (98.95%)		296,714,134
Other Net Assets (1.05%)		3,147,936
Net Assets (100.00%)		299,862,070

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $236,396,013.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	66,769,244
Unrealized depreciation	(6,451,123)
Net unrealized appreciation	60,318,121

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2016:
Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
58 / JUNE 2016 / Long / CME	5,073,341	5,248,130	174,789

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Shares	Value
Common Stock (94.32%)

Basic Materials (0.93%)
Schnitzer Steel Industries Inc	22,000	353,980
Total Basic Materials		353,980

Communications (6.53%)
Sierra Wireless Inc*	56,800	1,122,936
Splunk Inc*	3,800	218,310
Alphabet Inc*	1,550	1,140,366
Total Communications		2,481,612

Consumer, Cyclical (8.34%)
Kandi Technologies Group Inc*	85,000	592,450
Tesla Motors Inc*	4,200	937,566
Herman Miller Inc	21,000	664,860
Interface Inc	33,000	559,680
Steelcase Inc	26,000	414,960
Total Consumer, Cyclical		3,169,516

Consumer, Non-Cyclical (9.80%)
SunOpta Inc*	100,000	452,000
Exact Sciences Corp*	8,800	58,432
Integer Holdings Corp*	7,000	220,920
Hain Celestial Group Inc/The*	19,300	954,192
WhiteWave Foods Co/The*	21,000	937,650
United Natural Foods Inc*	22,000	819,720
Natural Grocers by Vitamin Cottage Inc*	21,000	278,250
Total Consumer, Non-Cyclical		3,721,164

Energy (22.16%)
Canadian Solar Inc*	78,500	1,466,380
First Solar Inc*	30,100	1,494,465
JA Solar Holdings Co Ltd*	50,000	398,500
JinkoSolar Holding Co Ltd*	21,400	465,236
SolarCity Corp*	30,400	680,656
Trina Solar Ltd*	113,000	907,390
Vestas Wind Systems A/S	66,000	1,546,380
Pattern Energy Group Inc	67,000	1,459,260
Total Energy		8,418,267

Financial (4.51%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,000	300,960
Alexandria Real Estate Equities Inc	4,900	474,810
Hannon Armstrong Sustainable Infrastructure Capital Inc	15,000	304,950
Liberty Property Trust	17,000	634,440
Total Financial		1,715,160

Industrial (20.56%)
ABB Ltd	37,600	781,328
Waters Corp*	1,900	261,345
Garmin Ltd	6,700	284,884
Kyocera Corp	12,300	611,187
LG Display Co Ltd	47,000	512,300
Universal Display Corp*	10,500	705,075
Trex Co Inc*	14,000	632,380
China Ming Yang Wind Power Group Ltd*	260,000	626,600
SunPower Corp*	63,200	1,107,896
Advanced Energy Industries Inc*	24,000	916,080
Acuity Brands Inc	1,500	388,560
Badger Meter Inc	5,000	375,000
Itron Inc*	13,800	607,890
Total Industrial		7,810,525

Technology (18.22%)
Apple Inc	8,800	878,768
Silver Spring Networks Inc*	5,800	75,690
Applied Materials Inc	50,000	1,221,000
Brooks Automation Inc	40,000	439,200
Cree Inc*	12,600	303,408
InvenSense Inc*	45,000	278,100
QUALCOMM Inc	12,500	686,500
Skyworks Solutions Inc	12,000	801,120
ANSYS Inc*	5,800	516,780
Autodesk Inc*	7,000	407,890
Omnicell Inc*	4,936	159,680
International Business Machines Corp	7,500	1,153,050
Total Technology		6,921,186

Utilities (3.27%)
California Water Service Group	13,700	399,355
Consolidated Water Co Ltd	63,000	844,830
		1,244,185

Total Utilities		1,244,185

Total Common Stock (Cost $35,767,775)		35,835,595

Limited Partnerships (1.14%)
8Point3 Energy Partners LP	28,000	431,760
Total Limited Partnerships (Cost $403,415)		431,760

Total Investments (Cost $36,171,190) (a) (95.46%)		36,267,355
Other Net Assets (4.54%)		1,725,249
Net Assets (100.00%)		37,992,604

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $36,200,187.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,037,755
Unrealized depreciation	(3,970,587)
Net unrealized appreciation	67,168

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2016

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (95.48%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,522,060

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,117,840

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,739,575

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	7/1/2043	1,129,250

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,216,391

CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,211,650

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,254,300

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	6/1/2026	2,613,996

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,724,165

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,529,080

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,223,480

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,086,137

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,192,080
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,868,370
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	7/1/2028	585,345

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,632,480
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	523,595
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,352,880

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,390,760

LOS ANGELES CA WSTWTR SYS REVE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	6/1/2044	598,795

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	340,553

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,968,649

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,110,940

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	577,765

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,822,536

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,340,695

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,090,250

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,550,389

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,132,589

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,305,550

ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	904,958

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,159,650

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,044,180

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,242,630

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,596,074

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	8/1/2027	1,440,703

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,095,310
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,552,758
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	575,690

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Whitewater Revenue Bonds, 2013 Series A	700,000	4.000%	10/1/2021	803,194
San Francisco City and Green Bond Series A	355,000	5.000%	11/1/2030	439,891

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,445,774

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,063,120

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,105,288

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	4/1/2034	1,211,900

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,669,825

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,102,620

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	220,759

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,149,910
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	7/1/2026	1,610,476

WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Refunded)	1,680,000	5.000%	8/1/2030	1,692,482
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	8/1/2030	322,176

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,423,390

YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,362,237

Total Municipal Bonds (Cost $79,480,107)				84,987,140

Variable Rate Demand Notes* (2.72%)
Assessment District No. 94-13 Limited Obligation Improvement Bonds; Adjustable Rate Series	600,000	0.410%	9/2/2022	600,000
California St Statewide Communiteis Development Bond	1,825,000	0.320%	8/15/2036	1,825,000

Total Variable Rate Demand Notes (Cost $2,425,000)				2,425,000

Total Investments (Cost $81,946,518) (a) (98.20%)				87,412,140
Other Net Assets (1.80%)				1,606,128
Net Assets (100.00%)				89,018,268

(a) Aggregate cost for federal income tax purposes is $81,905,107.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	5,608,171
Unrealized depreciation	(101,138)
Net unrealized appreciation	5,507,033

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (8.05%)
	724,103	3.500%	11/20/2044	766,311
	2,976	10.000%	9/15/2018	3,029
	50,931	5.500%	1/15/2025	57,084
	315,165	5.500%	4/15/2036	355,667
	101,526	5.000%	7/15/2020	106,580
	171,454	6.000%	1/1/2026	194,462
	277,724	5.000%	3/15/2038	310,894
	122,254	6.000%	6/15/2038	138,660
Total Government National Mortgage Association (Cost $1,796,247)				1,932,687

United States Treasury Notes (83.86%)
	2,500,000	3.750%	11/15/2018	2,671,289
	1,900,000	2.750%	2/15/2019	1,991,066
	2,300,000	2.500%	6/30/2017	2,343,035
	1,900,000	2.625%	8/15/2020	2,003,795
	1,900,000	3.625%	2/15/2021	2,096,494
	2,100,000	2.875%	3/31/2018	2,177,068
	2,800,000	2.000%	2/15/2022	2,877,984
	2,300,000	2.500%	8/15/2023	2,432,474
	1,500,000	2.125%	5/15/2025	1,539,609
Total United States Treasury Notes (Cost $19,686,649)				20,132,814

United States Treasury Bonds (7.43%)
	1,300,000	4.500%	5/15/2038	1,783,133
Total United States Treasury Bonds (Cost $1,545,339)				1,783,133

Total Investments (Cost $23,028,235) (a) (99.34%)				23,848,634
Other Net Assets (0.66%)				157,911
Net Assets (100.00%)				24,006,545

(a) Aggregate cost for federal income tax purposes is $23,028,235.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	820,399
Unrealized depreciation	-
Net unrealized appreciation	820,399

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (2.37%)
	54,237	2.250%	6/20/2034	56,535
	110,863	1.625%	11/20/2034	115,448
Total Government National Mortgage Association (Cost $165,968)				171,983

United States Treasury Notes (95.67%)
	1,000,000	2.375%	7/31/2017	1,018,438
	700,000	1.500%	6/30/2016	700,721
	1,400,000	0.875%	1/31/2017	1,402,328
	1,400,000	1.250%	1/31/2019	1,410,199
	1,400,000	0.875%	1/31/2018	1,400,957
	1,000,000	1.125%	6/15/2018	1,004,727
Total United States Treasury Notes (Cost $6,928,464)				6,937,370

Total Investments (Cost $7,094,432) (a) (98.04%)				7,109,353
Other Net Assets (1.96%)				142,155
Net Assets (100.00%)				7,251,508

(a) Aggregate cost for federal income tax purposes is $7,094,432.

At May 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	15,877
Unrealized depreciation	(956)
Net unrealized appreciation	14,921

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
5/31/2016

Security Description	Par Value	Maturity	Value

United States Treasury Bills, DN (b) (98.82%)
	2,600,000	6/23/2016	2,599,725
	7,500,000	7/21/2016	7,496,552
	7,900,000	7/21/2016	7,892,860
	12,000,000	7/21/2016	11,985,206
	10,000,000	7/21/2016	9,999,942
	11,000,000	7/21/2016	10,999,399
	20,000,000	8/18/2016	19,998,042
Total United States Treasury Bills, DN (Cost $70,971,726)			70,971,726

Total Investments (Cost $70,971,726) (a) (98.82%)			70,971,726
Other Net Assets (1.18%)			849,850
Net Assets (100.00%)			71,821,576

(a) Aggregate cost for federal income tax purposes is $70,971,726.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Discount Note. Yield to maturity is between 0.10% - 0.42%.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2016 using fair value hierarchy:

	Level 1(a)		Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities(b)	Written Options	Investments in Securities(c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities(d)
California Tax-Free Income Fund	-	-	87,412,140	-	87,412,140	-
U.S. Government Securities Fund	-	-	23,848,634	-	23,848,634	-
Short-Term U.S. Government Bond Fund	-	-	7,109,353	-	7,109,353	-
The United States Treasury Trust Fund	-	-	70,971,726	-	70,971,726	-
S&P 500 Index Fund	136,792,259	-	799,988	1,857	137,594,104	(2,640)
S&P MidCap Index Fund	139,117,095	-	-	-	139,117,095	887
S&P SmallCap Index Fund	51,678,772	-	599,991	-	52,278,763	5,610
Shelton Core Value Fund	175,421,922	(502,310)	-	1,700,000	176,619,612	-
European Growth & Income Fund	9,074,222		-	-	9,074,222	-
Nasdaq-100 Index Fund	294,614,165		2,099,969	-	296,714,134	15,982
Shelton Green Alpha Fund	36,267,355	-	-	-	36,267,355	-
Total	$842,965,790	$(502,310)	$192,841,801	$1,701,857	$1,037,007,138	$19,839

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of May 31, 2016.
(b)	All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,700,000
Net Purchases	-	-
Net Sales	-	-
Total Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	-	-
Accrued Interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$1,857	$1,700,000

	Fair Value as of 5/31/16	Valuation Techniques	Unobservable Input(a)	Input Values	Impact to valuation from an increase to input(b)
Preferred Convertible Stock	$1,700,000	Expected Recovery	Discount	15%	An increase in the variable input would decrease the valuation

(a)	Quantitative and qualitative factors affect the unobservable input. These factors include the yield of the preferred stock relative to the five-year U.S. Treasury yields, high-yield five-year credit spreads, the trading range and trading volume of the common stock and the value of the convertible option.
(b)	A meaningful change in the input value would cause the Pricing Committee to re-convene and evaluate the price valuation.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 13, 2016

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	July 13, 2016